Consolidated Schedule of Investments
March 31, 2021
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–31.01%
Argentina–0.28%
Argentine Bonad Bonds, 0.10%, 11/30/2021	$4,616,450	$2,787,182
Belgium–0.00%
Telenet Finance Luxembourg Notes S.a r.l., 5.50%, 03/01/2028(a)	5,000	5,265
Brazil–0.72%
B2W Digital Lux S.a.r.l., 4.38%, 12/20/2030(a)	815,000	797,583
Banco do Brasil S.A., 6.25%(a)(b)(c)	625,000	615,813
Brazilian Government International Bond,
3.88%, 06/12/2030	2,600,000	2,526,836
5.00%, 01/27/2045	650,000	620,331
BRF S.A., 4.88%, 01/24/2030(a)	650,000	664,105
CSN Inova Ventures, 6.75%, 01/28/2028(a)	560,000	594,118
Minerva Luxembourg S.A., 4.38%, 03/18/2031(a)	1,300,000	1,272,537
		7,091,323
Canada–0.19%
1011778 BC ULC/New Red Finance, Inc., 4.00%, 10/15/2030(a)	642,000	620,332
Transcanada Trust, Series 16-A, 5.88%, 08/15/2076(b)	1,130,000	1,232,839
		1,853,171
Chile–0.38%
AES Gener S.A., 6.35%, 10/07/2079(a)(b)	750,000	805,076
Antofagasta PLC, 2.38%, 10/14/2030(a)	650,000	636,704
Inversiones CMPC S.A., 3.00%, 04/06/2031(a)	847,000	840,843
Kenbourne Invest S.A., 4.70%, 01/22/2028(a)	1,350,000	1,391,175
		3,673,798
China–0.67%
CIFI Holdings Group Co. Ltd.,
6.45%, 11/07/2024(a)	800,000	855,981
6.00%, 07/16/2025(a)	650,000	692,250
Country Garden Holdings Co. Ltd., 5.40%, 05/27/2025(a)	1,690,000	1,820,975
Eagle Intermediate Global Holding B.V./Ruyi US Finance LLC, 7.50%, 05/01/2025(a)	135,000	116,775
Logan Group Co. Ltd.,
7.50%, 08/25/2022(a)	565,000	578,964
5.25%, 02/23/2023(a)	1,250,000	1,271,250
	Principal Amount	Value
China–(continued)
Prosus N.V., 4.03%, 08/03/2050(a)	$1,300,000	$1,184,358
		6,520,553
Congo, Democratic Republic of the–0.13%
HTA Group Ltd., 7.00%, 12/18/2025(a)	1,170,000	1,247,161
Denmark–0.03%
Danske Bank A/S, 6.13%(a)(b)(c)	250,000	268,668
Dominican Republic–0.37%
Dominican Republic International Bond,
5.95%, 01/25/2027(a)	650,000	732,875
4.50%, 01/30/2030(a)	1,040,000	1,053,000
5.30%, 01/21/2041(a)	550,000	542,437
6.40%, 06/05/2049(a)	1,187,000	1,246,647
		3,574,959
Egypt–0.32%
Egypt Government International Bond,
8.50%, 01/31/2047(a)	1,300,000	1,298,635
8.70%, 03/01/2049(a)	522,000	524,753
7.50%, 02/16/2061(a)	1,407,000	1,276,656
		3,100,044
France–1.26%
BNP Paribas S.A.,
6.75%(a)(b)(c)	2,000,000	2,080,200
7.38%(a)(b)(c)	1,300,000	1,508,903
Credit Agricole S.A.,
8.13%(a)(b)(c)	433,000	523,118
7.88%(a)(b)(c)	2,250,000	2,529,844
Societe Generale S.A.,
6.75%(a)(b)(c)	650,000	725,335
8.00%(a)(b)(c)	2,145,000	2,516,622
Total Capital International S.A., 3.13%, 05/29/2050	2,600,000	2,454,570
		12,338,592
Germany–0.06%
Mercer International, Inc., 5.13%, 02/01/2029(a)	517,000	536,258
Ghana–0.34%
Ghana Government International Bond,
7.88%, 03/26/2027(a)	1,950,000	1,990,804
7.75%, 04/07/2029(a)	1,350,000	1,339,875
		3,330,679
Hong Kong–0.44%
AIA Group Ltd., 2.70%(a)(b)(c)	945,000	952,501
Melco Resorts Finance Ltd., 4.88%, 06/06/2025(a)	3,250,000	3,347,711
		4,300,212

See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

	Principal Amount	Value
India–0.59%
Azure Power Energy Ltd., 5.50%, 11/03/2022(a)	$1,515,000	$1,549,390
Muthoot Finance Ltd., 4.40%, 09/02/2023(a)	1,300,000	1,318,130
Oil India International Pte. Ltd., 4.00%, 04/21/2027(a)	2,119,000	2,251,651
UPL Corp. Ltd., 4.50%, 03/08/2028(a)	650,000	672,928
		5,792,099
Indonesia–0.99%
PT Cikarang Listrindo Tbk, 4.95%, 09/14/2026(a)	2,025,000	2,075,726
PT Indonesia Asahan Aluminium (Persero),
4.75%, 05/15/2025(a)	2,600,000	2,830,698
5.45%, 05/15/2030(a)	1,300,000	1,478,808
PT Pertamina Persero, 5.63%, 05/20/2043(a)	650,000	737,637
PT Tower Bersama Infrastructure Tbk, 4.25%, 01/21/2025(a)	390,000	410,719
PT Perusahaan Perseroan (Persero) Perusahaan Listrik Negara,
4.13%, 05/15/2027(a)	1,300,000	1,399,340
4.88%, 07/17/2049(a)	390,000	413,484
4.00%, 06/30/2050(a)	390,000	373,088
		9,719,500
Ireland–0.62%
AerCap Global Aviation Trust, 6.50%, 06/15/2045(a)(b)	503,000	525,006
Coriolanus DAC,
Series 116, 0.00%, 04/30/2025(a)(d)	640,519	635,819
Series 119, 0.00%, 04/30/2025(a)(d)	681,434	676,434
Series 120, 0.00%, 04/30/2025(a)(d)	852,983	846,724
Series 122, 0.00%, 04/30/2025(a)(d)	747,347	741,864
Series 124, 0.00%, 04/30/2025(a)(d)	600,240	595,836
Series 126, 0.00%, 04/30/2025(a)	671,504	666,577
Series 127, 0.00%, 04/30/2025(a)(d)	777,798	772,091
0.00%, 04/30/2025(a)(d)	610,445	605,967
		6,066,318
Japan–0.13%
Takeda Pharmaceutical Co. Ltd., 3.18%, 07/09/2050	1,300,000	1,245,112
Kazakhstan–0.07%
Astana-Finance JSC, 0.00%, 12/22/2024(a)(d)(e)	315,159	0
KazMunayGas National Co. JSC, 3.50%, 04/14/2033(a)	650,000	667,334
		667,334
Luxembourg–0.02%
Intelsat Jackson Holdings S.A., 8.50%, 10/15/2024(a)(f)	359,000	225,946
	Principal Amount	Value
Macau–0.53%
MGM China Holdings Ltd., 5.38%, 05/15/2024(a)	$1,505,000	$1,555,952
Sands China Ltd.,
3.80%, 01/08/2026	520,000	554,928
4.38%, 06/18/2030	650,000	689,188
Wynn Macau Ltd., 4.88%, 10/01/2024(a)	2,335,000	2,373,236
		5,173,304
Mexico–1.55%
Alpek S.A.B. de C.V., 3.25%, 02/25/2031(a)	656,000	649,696
Banco Mercantil del Norte S.A., 8.38%(a)(b)(c)	650,000	758,833
Cemex S.A.B. de C.V.,
5.45%, 11/19/2029(a)	1,015,000	1,113,876
3.88%, 07/11/2031(a)	910,000	890,026
Mexico Remittances Funding Fiduciary Estate Management S.a.r.l., 4.88%, 01/15/2028(a)	3,905,000	3,836,877
Petroleos Mexicanos,
6.88%, 10/16/2025(a)	1,300,000	1,409,934
4.50%, 01/23/2026	1,797,000	1,787,260
6.50%, 03/13/2027	1,300,000	1,360,619
6.38%, 01/23/2045	1,300,000	1,082,724
6.35%, 02/12/2048	1,300,000	1,073,690
7.69%, 01/23/2050	1,350,000	1,251,450
		15,214,985
Netherlands–0.62%
ING Groep N.V.,
6.88%(a)(b)(c)	2,600,000	2,711,603
6.75%(a)(b)(c)	500,000	546,250
UPC Holding B.V., 5.50%, 01/15/2028(a)	481,000	497,991
VEON Holdings B.V., 3.38%, 11/25/2027(a)	2,355,000	2,332,580
		6,088,424
Oman–0.44%
Oman Government International Bond,
4.75%, 06/15/2026(a)	3,018,000	3,106,020
6.75%, 01/17/2048(a)	1,300,000	1,244,646
		4,350,666
Pakistan–0.12%
Pakistan Government International Bond, 6.00%, 04/08/2026(a)	1,200,000	1,221,630
Peru–0.30%
Banco de Credito del Peru, 3.13%, 07/01/2030(a)(b)	650,000	652,529
Camposol S.A., 6.00%, 02/03/2027(a)	1,300,000	1,388,393
Nexa Resources S.A., 6.50%, 01/18/2028(a)	780,000	896,977
		2,937,899
Saudi Arabia–0.05%
ADES International Holding PLC, 8.63%, 04/24/2024(a)	500,000	518,325
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

	Principal Amount	Value
South Africa–0.29%
Eskom Holdings SOC Ltd., 7.13%, 02/11/2025(a)	$1,300,000	$1,346,085
Republic of South Africa Government International Bond, 5.75%, 09/30/2049	650,000	600,148
Sasol Financing USA LLC, 4.38%, 09/18/2026	840,000	859,026
		2,805,259
Sri Lanka–0.05%
Sri Lanka Government International Bond,
6.20%, 05/11/2027(a)	200,000	123,418
6.75%, 04/18/2028(a)	640,000	394,842
		518,260
Switzerland–1.18%
Argentum Netherlands B.V. for Swiss Re Ltd., 5.75%, 08/15/2050(a)(b)	1,560,000	1,750,078
Credit Suisse Group AG,
7.13%(a)(b)(c)	570,000	593,946
7.50%(a)(b)(c)	2,020,000	2,192,789
6.25%(a)(b)(c)	1,875,000	2,000,833
5.25%(a)(b)(c)	965,000	977,063
7.50%(a)(b)(c)	540,000	572,324
UBS Group AG,
7.00%(a)(b)(c)	650,000	714,405
7.00%(a)(b)(c)	2,400,000	2,742,000
		11,543,438
Thailand–0.08%
Krung Thai Bank PCL, 4.40%(a)(b)(c)	780,000	783,900
Ukraine–0.59%
Metinvest B.V.,
8.50%, 04/23/2026(a)	1,250,000	1,398,988
7.65%, 10/01/2027(a)	200,000	215,957
NAK Naftogaz Ukraine via Kondor Finance PLC, 7.63%, 11/08/2026(a)	600,000	612,022
Ukraine Government International Bond,
8.99%, 02/01/2024(a)	900,000	1,000,890
7.75%, 09/01/2024(a)	650,000	704,265
0.00%, 05/31/2040(a)	1,800,000	1,861,920
		5,794,042
United Arab Emirates–0.09%
Emirate of Dubai Government International Bond, 3.90%, 09/09/2050(a)	1,000,000	898,006
United Kingdom–0.92%
BP Capital Markets PLC, 4.88%(b)(c)	910,000	977,113
HSBC Holdings PLC, 6.38%(b)(c)	2,080,000	2,295,020
Natwest Group PLC,
6.00%(b)(c)	535,000	588,340
Series U, 2.52% (3 mo. USD LIBOR + 2.32%)(c)(g)	1,300,000	1,270,919
Standard Chartered PLC, 7.50%(a)(b)(c)	1,625,000	1,705,104
	Principal Amount	Value
United Kingdom–(continued)
Standard Life Aberdeen PLC, 4.25%, 06/30/2028(a)	$1,225,000	$1,302,053
TechnipFMC PLC, 6.50%, 02/01/2026(a)	558,000	584,252
Virgin Media Secured Finance PLC,
5.50%, 08/15/2026(a)	169,000	175,672
5.50%, 05/15/2029(a)	130,000	138,169
		9,036,642
United States–16.59%
Acadia Healthcare Co., Inc., 5.00%, 04/15/2029(a)	487,000	506,587
AECOM, 5.13%, 03/15/2027	189,000	206,128
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(a)	1,034,000	1,072,129
Akumin, Inc., 7.00%, 11/01/2025(a)	959,000	1,022,534
Alcoa Nederland Holding B.V., 6.13%, 05/15/2028(a)	2,600,000	2,836,795
Allison Transmission, Inc., 3.75%, 01/30/2031(a)	756,000	733,792
Ally Financial, Inc.,
5.75%, 11/20/2025	521,000	592,256
8.00%, 11/01/2031	254,000	354,150
American Airlines Group, Inc., 5.00%, 06/01/2022(a)	262,000	257,743
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 04/20/2026(a)	290,000	302,163
5.75%, 04/20/2029(a)	146,000	155,475
Amsted Industries, Inc., 5.63%, 07/01/2027(a)	165,000	175,694
Applied Materials, Inc., 2.75%, 06/01/2050	1,300,000	1,211,107
Arconic Corp., 6.13%, 02/15/2028(a)	2,685,000	2,864,559
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.25%, 09/01/2028(a)	600,000	593,772
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 04/30/2025(a)	479,000	504,066
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 8.25%, 12/31/2028(a)	66,000	68,764
ASGN, Inc., 4.63%, 05/15/2028(a)	239,000	246,975
Bausch Health Cos., Inc.,
7.00%, 03/15/2024(a)	315,000	322,560
5.75%, 08/15/2027(a)	156,000	168,188
Becton, Dickinson and Co., 3.79%, 05/20/2050	2,600,000	2,769,727
Belo Corp., 7.75%, 06/01/2027	207,000	241,988
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/2025(a)	427,000	460,987
Boxer Parent Co., Inc., 9.13%, 03/01/2026(a)	376,000	401,184
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Brink’s Co. (The),
5.50%, 07/15/2025(a)	$53,000	$56,081
4.63%, 10/15/2027(a)	591,000	606,691
Bristow Group, Inc., 6.88%, 03/01/2028(a)	555,000	554,242
Broadcom, Inc., 3.75%, 02/15/2051(a)	1,108,000	1,061,352
Calpine Corp.,
5.25%, 06/01/2026(a)	164,000	168,879
3.75%, 03/01/2031(a)	556,000	530,758
Calumet Specialty Products Partners L.P./Calumet Finance Corp.,
7.63%, 01/15/2022	142,000	142,144
9.25%, 07/15/2024(a)	260,000	283,400
Camelot Finance S.A., 4.50%, 11/01/2026(a)	1,203,000	1,246,061
Cardtronics, Inc./Cardtronics USA, Inc., 5.50%, 05/01/2025(a)	703,000	724,090
Carnival Corp.,
11.50%, 04/01/2023(a)	5,314,000	6,098,904
10.50%, 02/01/2026(a)	328,000	386,220
CCM Merger, Inc., 6.38%, 05/01/2026(a)	491,000	522,606
CCO Holdings LLC/CCO Holdings Capital Corp.,
4.00%, 03/01/2023(a)	92,000	93,075
5.75%, 02/15/2026(a)	270,000	278,910
5.13%, 05/01/2027(a)	253,000	267,838
5.88%, 05/01/2027(a)	60,000	61,980
5.00%, 02/01/2028(a)	550,000	582,257
4.75%, 03/01/2030(a)	1,350,000	1,400,625
4.50%, 08/15/2030(a)	1,879,000	1,917,435
Celanese US Holdings LLC, 5.88%, 06/15/2021	1,019,000	1,029,230
Centene Corp.,
5.38%, 06/01/2026(a)	561,000	587,339
5.38%, 08/15/2026(a)	393,000	415,558
4.63%, 12/15/2029	474,000	513,626
3.38%, 02/15/2030	360,000	363,937
2.50%, 03/01/2031	870,000	831,955
Charles Schwab Corp. (The), Series G, 5.38%(b)(c)	2,500,000	2,767,925
Choice Hotels International, Inc., 3.70%, 01/15/2031	3,900,000	4,107,928
Cinemark USA, Inc., 5.88%, 03/15/2026(a)	110,000	112,908
Citigroup, Inc., 3.88%(b)(c)	1,523,000	1,519,695
Clarios Global L.P., 6.75%, 05/15/2025(a)	122,000	130,695
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(a)	100,000	107,790
Clearway Energy Operating LLC,
4.75%, 03/15/2028(a)	564,000	587,310
3.75%, 02/15/2031(a)	435,000	418,418
Cleaver-Brooks, Inc., 7.88%, 03/01/2023(a)	269,000	264,601
Cleveland-Cliffs, Inc., 9.88%, 10/17/2025(a)	240,000	281,472
CNX Resources Corp., 7.25%, 03/14/2027(a)	492,000	529,077
Principal Amount		Value
United States–(continued)
Commercial Metals Co., 3.88%, 02/15/2031	$776,000	$762,583
Cox Communications, Inc., 2.95%, 10/01/2050(a)	956,000	847,656
Crowdstrike Holdings, Inc., 3.00%, 02/15/2029	567,000	555,065
Crown Castle International Corp., 3.25%, 01/15/2051	1,300,000	1,198,828
CSC Holdings LLC,
5.88%, 09/15/2022	100,000	105,778
5.50%, 04/15/2027(a)	304,000	319,610
6.50%, 02/01/2029(a)	280,000	309,925
Dana Financing Luxembourg S.a.r.l., 6.50%, 06/01/2026(a)	180,000	187,403
Dana, Inc.,
5.38%, 11/15/2027	146,000	153,574
5.63%, 06/15/2028	253,000	271,124
DaVita, Inc.,
4.63%, 06/01/2030(a)	302,000	308,073
3.75%, 02/15/2031(a)	947,000	904,958
Dell International LLC/EMC Corp.,
7.13%, 06/15/2024(a)	409,000	421,423
6.20%, 07/15/2030(a)	2,600,000	3,231,907
Delta Air Lines, Inc.,
7.00%, 05/01/2025(a)	825,000	951,049
7.38%, 01/15/2026	3,053,000	3,573,466
Discovery Communications LLC, 3.63%, 05/15/2030	1,040,000	1,114,205
DISH DBS Corp., 7.75%, 07/01/2026	150,000	165,750
DISH Network Corp., Conv., 3.38%, 08/15/2026	100,000	96,380
Diversified Healthcare Trust,
9.75%, 06/15/2025	522,000	591,556
4.38%, 03/01/2031	161,000	157,350
Dun & Bradstreet Corp. (The), 6.88%, 08/15/2026(a)	157,000	167,923
Embarq Corp., 8.00%, 06/01/2036	300,000	346,038
Encompass Health Corp., 4.75%, 02/01/2030	475,000	489,436
Energizer Holdings, Inc., 4.38%, 03/31/2029(a)	743,000	746,715
Energy Transfer Operating L.P., Series A, 6.25%(b)(c)	175,000	143,098
EnerSys, 5.00%, 04/30/2023(a)	497,000	522,161
EnPro Industries, Inc., 5.75%, 10/15/2026	606,000	643,608
Entercom Media Corp., 6.75%, 03/31/2029(a)	88,000	91,549
EPR Properties, 3.75%, 08/15/2029	1,890,000	1,802,206
EQM Midstream Partners L.P., 5.50%, 07/15/2028	577,000	606,929
Everi Payments, Inc., 7.50%, 12/15/2025(a)	175,000	182,708
Expedia Group, Inc., 2.95%, 03/15/2031(a)	1,151,000	1,136,202
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Ford Motor Co.,
8.50%, 04/21/2023	$907,000	$1,012,439
9.00%, 04/22/2025	265,000	321,286
9.63%, 04/22/2030	84,000	117,360
4.75%, 01/15/2043	241,000	243,085
Ford Motor Credit Co. LLC,
5.13%, 06/16/2025	204,000	220,575
4.13%, 08/04/2025	2,500,000	2,619,500
3.38%, 11/13/2025	206,000	209,760
4.39%, 01/08/2026	138,000	145,242
5.11%, 05/03/2029	638,000	685,659
Freeport-McMoRan, Inc.,
4.63%, 08/01/2030	2,210,000	2,408,900
5.40%, 11/14/2034	812,000	968,221
5.45%, 03/15/2043	64,000	77,111
Frontier Communications Corp., 10.50%, 09/15/2022(f)	462,000	317,047
Gartner, Inc., 4.50%, 07/01/2028(a)	482,000	497,665
Genesis Energy L.P./Genesis Energy Finance Corp.,
6.50%, 10/01/2025	150,000	147,319
6.25%, 05/15/2026	274,000	262,184
7.75%, 02/01/2028	112,000	112,174
Global Medical Response, Inc., 6.50%, 10/01/2025(a)	434,000	449,732
Global Partners L.P./GLP Finance Corp., 6.88%, 01/15/2029	499,000	536,487
Gray Television, Inc., 7.00%, 05/15/2027(a)	460,000	500,825
Group 1 Automotive, Inc., 4.00%, 08/15/2028(a)	453,000	450,735
Hadrian Merger Sub, Inc., 8.50%, 05/01/2026(a)	279,000	290,456
Hanesbrands, Inc.,
5.38%, 05/15/2025(a)	308,000	326,287
4.88%, 05/15/2026(a)	222,000	238,373
HCA, Inc.,
5.38%, 02/01/2025	133,000	148,561
5.38%, 09/01/2026	654,000	738,611
5.63%, 09/01/2028	163,000	187,739
4.13%, 06/15/2029	491,000	544,677
Hess Midstream Operations L.P., 5.63%, 02/15/2026(a)	465,000	479,822
HighPoint Operating Corp., 8.75%, 06/16/2025(f)	81,000	47,385
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/01/2028(a)	313,000	322,977
5.75%, 02/01/2029(a)	172,000	173,828
Holly Energy Partners L.P./Holly Energy Finance Corp., 5.00%, 02/01/2028(a)	522,000	529,660
Host Hotels & Resorts L.P., Series D, 3.75%, 10/15/2023	3,280,000	3,474,136
Intrado Corp., 5.38%, 07/15/2022(a)	332,000	316,230
IRB Holding Corp., 6.75%, 02/15/2026(a)	167,000	173,054
iStar, Inc., 4.75%, 10/01/2024	498,000	519,006
Principal Amount		Value
United States–(continued)
J.B. Poindexter & Co., Inc., 7.13%, 04/15/2026(a)	$346,000	$366,327
Jabil, Inc., 3.00%, 01/15/2031	1,300,000	1,292,680
Kenan Advantage Group, Inc. (The), 7.88%, 07/31/2023(a)	293,000	293,000
Kraft Heinz Foods Co. (The),
6.88%, 01/26/2039	400,000	552,296
5.00%, 06/04/2042	265,000	298,634
4.38%, 06/01/2046	402,000	421,200
5.50%, 06/01/2050	672,000	824,609
L Brands, Inc., 6.88%, 11/01/2035	418,000	498,795
Lamar Media Corp.,
4.88%, 01/15/2029	689,000	720,005
4.00%, 02/15/2030	157,000	156,858
Lennar Corp.,
4.50%, 04/30/2024	89,000	96,978
4.75%, 05/30/2025	244,000	272,213
5.00%, 06/15/2027	381,000	439,102
Level 3 Financing, Inc., 3.75%, 07/15/2029(a)	762,000	746,684
Macy’s, Inc., 8.38%, 06/15/2025(a)	1,816,000	2,010,693
Marriott International, Inc.,
Series FF, 4.63%, 06/15/2030	255,000	285,585
Series GG, 3.50%, 10/15/2032	3,640,000	3,782,488
MEDNAX, Inc., 6.25%, 01/15/2027(a)	485,000	519,226
Meredith Corp., 6.88%, 02/01/2026	248,000	255,514
MGM Growth Properties Operating Partnership L.P./MGP Finance Co.-Issuer, Inc.,
5.63%, 05/01/2024	233,000	250,532
5.75%, 02/01/2027	70,000	77,280
MGM Resorts International,
6.00%, 03/15/2023	758,000	812,955
5.75%, 06/15/2025	82,000	89,534
4.63%, 09/01/2026	221,000	232,167
Micron Technology, Inc., 4.66%, 02/15/2030	424,000	482,432
Mohegan Gaming & Entertainment, 8.00%, 02/01/2026(a)	500,000	504,375
MPT Operating Partnership L.P./MPT Finance Corp., 4.63%, 08/01/2029	466,000	491,047
Mueller Industries, Inc., 6.00%, 03/01/2027	467,000	476,947
Murphy Oil Corp., 6.38%, 12/01/2042	195,000	177,938
Murray Energy Corp., 12.00%, 04/15/2024(a)(f)	2,352,945	12,000
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Principal Amount		Value
United States–(continued)
Navient Corp.,
6.63%, 07/26/2021	$157,000	$160,022
6.50%, 06/15/2022	147,000	154,551
6.13%, 03/25/2024	288,000	305,817
5.88%, 10/25/2024	210,000	221,048
6.75%, 06/25/2025	203,000	220,661
6.75%, 06/15/2026	110,000	119,446
5.00%, 03/15/2027	277,000	278,075
5.63%, 08/01/2033	632,000	591,694
NCR Corp., 5.13%, 04/15/2029(a)	577,000	582,412
NESCO Holdings II, Inc., 5.50%, 04/15/2029(a)	446,000	458,064
Netflix, Inc.,
5.88%, 11/15/2028	1,090,000	1,319,792
5.38%, 11/15/2029(a)	262,000	310,156
New Enterprise Stone & Lime Co., Inc.,
6.25%, 03/15/2026(a)	254,000	260,826
9.75%, 07/15/2028(a)	214,000	240,750
New Fortress Energy, Inc., 6.50%, 09/30/2026(a)	859,000	867,590
NextEra Energy Operating Partners L.P., 3.88%, 10/15/2026(a)	294,000	308,884
NGL Energy Operating LLC/NGL Energy Finance Corp., 7.50%, 02/01/2026(a)	400,000	411,750
NGL Energy Partners L.P./NGL Energy Finance Corp.,
6.13%, 03/01/2025	245,000	208,709
7.50%, 04/15/2026	98,000	83,729
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(a)	240,000	245,100
NMI Holdings, Inc., 7.38%, 06/01/2025(a)	321,000	370,824
Northern Oil and Gas, Inc., 8.13%, 03/01/2028(a)	795,000	791,919
Oasis Midstream Partners L.P./OMP Finance Corp., 8.00%, 04/01/2029(a)	235,000	241,463
Occidental Petroleum Corp.,
2.70%, 02/15/2023	49,000	48,980
6.95%, 07/01/2024	165,000	181,465
2.90%, 08/15/2024	996,000	986,329
8.50%, 07/15/2027	87,000	103,258
6.38%, 09/01/2028	204,000	224,294
6.13%, 01/01/2031	262,000	289,792
6.45%, 09/15/2036	29,000	32,053
6.20%, 03/15/2040	249,000	256,470
4.10%, 02/15/2047	324,000	260,219
Omnicare, Inc., 4.75%12/01/2022	1,765,000	1,851,268
OneMain Finance Corp.,
6.88%, 03/15/2025	434,000	494,456
7.13%, 03/15/2026	543,000	626,951
5.38%, 11/15/2029	456,000	486,210
4.00%, 09/15/2030	565,000	550,169
Ovintiv Exploration, Inc., 5.63%, 07/01/2024	306,000	336,645
Penske Automotive Group, Inc., 5.50%, 05/15/2026	337,000	347,422
Principal Amount		Value
United States–(continued)
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/2029(a)	$250,000	$270,925
Phillips 66, 2.15%, 12/15/2030	3,900,000	3,694,296
Plains All American Pipeline L.P./PAA Finance Corp., 3.80%, 09/15/2030	780,000	795,293
Prestige Brands, Inc., 3.75%, 04/01/2031(a)	600,000	573,750
PulteGroup, Inc.,
7.88%, 06/15/2032	160,000	225,509
6.38%, 05/15/2033	170,000	216,413
6.00%, 02/15/2035	175,000	219,188
QVC, Inc., 5.45%, 08/15/2034	496,000	497,240
Radian Group, Inc., 4.88%, 03/15/2027	300,000	316,500
Range Resources Corp., 8.25%, 01/15/2029(a)	760,000	814,625
Rayonier A.M. Products, Inc., 7.63%, 01/15/2026(a)	486,000	516,982
RHP Hotel Properties L.P./RHP Finance Corp., 4.75%, 10/15/2027	450,000	461,389
Rockies Express Pipeline LLC,
4.80%, 05/15/2030(a)	445,000	440,272
6.88%, 04/15/2040(a)	351,000	379,957
RR Donnelley & Sons Co., 8.25%, 07/01/2027	165,000	195,009
Sally Holdings LLC/Sally Capital, Inc., 8.75%, 04/30/2025(a)	183,000	204,045
Schweitzer-Mauduit International, Inc., 6.88%, 10/01/2026(a)	244,000	259,509
Scientific Games International, Inc.,
8.63%, 07/01/2025(a)	135,000	146,941
8.25%, 03/15/2026(a)	542,000	582,219
Scripps Escrow II, Inc., 3.88%, 01/15/2029(a)	509,000	501,047
Seagate HDD Cayman, 4.13%, 01/15/2031(a)	1,040,000	1,057,992
SEG Holding LLC/SEG Finance Corp., 5.63%, 10/15/2028(a)	303,000	317,771
Sensata Technologies B.V.,
4.88%, 10/15/2023(a)	487,000	522,843
5.63%, 11/01/2024(a)	163,000	181,439
4.00%, 04/15/2029(a)	222,000	226,419
Sensata Technologies, Inc., 3.75%, 02/15/2031(a)	81,000	79,962
ServiceMaster Co. LLC (The), 7.45%, 08/15/2027	480,000	564,509
Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc., 4.63%, 03/01/2029(a)	725,000	732,264
SM Energy Co., 10.00%, 01/15/2025(a)	528,000	594,990
Southern Co. (The), Series B, 4.00%, 01/15/2051(b)	2,846,000	3,010,356
Sprint Capital Corp., 8.75%, 03/15/2032	341,000	504,595
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

	Principal Amount	Value
United States–(continued)
Sprint Corp.,
7.88%, 09/15/2023	$449,000	$513,768
7.63%, 02/15/2025	435,000	519,281
7.63%, 03/01/2026	421,000	516,237
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp., 7.50%, 06/15/2025(a)	454,000	472,444
Sunoco L.P./Sunoco Finance Corp.,
6.00%, 04/15/2027	70,000	73,325
5.88%, 03/15/2028	487,000	511,443
Sysco Corp., 3.30%, 02/15/2050	3,905,000	3,664,020
Talen Energy Supply LLC, 7.63%, 06/01/2028(a)	727,000	737,451
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
6.50%, 07/15/2027	70,000	76,243
5.00%, 01/15/2028	246,000	256,609
5.50%, 03/01/2030	75,000	78,821
4.88%, 02/01/2031(a)	82,000	83,210
Taylor Morrison Communities, Inc., 6.63%, 07/15/2027(a)	707,000	764,444
TEGNA, Inc., 5.50%, 09/15/2024(a)	58,000	59,033
Teleflex, Inc., 4.88%, 06/01/2026	393,000	404,224
Terraform Global Operating LLC, 6.13%, 03/01/2026(a)	227,000	233,483
TerraForm Power Operating LLC,
4.25%, 01/31/2023(a)	104,000	107,575
5.00%, 01/31/2028(a)	29,000	31,347
Titan International, Inc., 6.50%, 11/30/2023	365,000	370,584
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.13%, 04/01/2029(a)	563,000	581,297
Universal Health Services, Inc., 2.65%, 10/15/2030(a)	1,460,000	1,412,389
USA Compression Partners L.P./USA Compression Finance Corp., 6.88%, 09/01/2027	505,000	521,003
Valvoline, Inc., 3.63%, 06/15/2031(a)	433,000	419,469
Viatris, Inc., 3.85%, 06/22/2040(a)	780,000	799,820
Vistra Operations Co. LLC,
5.50%, 09/01/2026(a)	87,000	90,263
5.63%, 02/15/2027(a)	149,000	155,085
5.00%, 07/31/2027(a)	326,000	336,113
WRKCo, Inc., 3.00%, 06/15/2033	1,820,000	1,847,687
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/2029(a)	483,000	494,954
XPO Logistics, Inc.,
6.13%, 09/01/2023(a)	313,000	319,058
6.75%, 08/15/2024(a)	147,000	154,350
		162,521,315
Total U.S. Dollar Denominated Bonds & Notes (Cost $300,017,545)		303,750,269
	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes–29.69%(h)
Argentina–1.62%
Argentina Treasury Bond BONCER,
1.00%, 08/05/2021	ARS	814,936,715	$13,145,363
1.40%, 03/25/2023	ARS	69,727,000	990,996
1.50%, 03/25/2024	ARS	51,260,000	672,388
4.00%, 04/27/2025	ARS	29,500,000	923,364
Argentine Bonos del Tesoro, 18.20%, 10/03/2021	ARS	9,285,000	91,353
			15,823,464
Australia–0.45%
Australia Government Bond, Series 162, 1.75%, 06/21/2051(a)	AUD	7,290,000	4,435,162
Austria–0.05%
Erste Group Bank AG, 6.50%(a)(b)(c)	EUR	400,000	528,008
Belgium–0.43%
KBC Group N.V., 4.75%(a)(b)(c)	EUR	600,000	751,255
Kingdom of Belgium Government Bond, Series 93, 0.65%, 06/22/2071(a)	EUR	3,405,000	3,457,837
			4,209,092
Brazil–1.22%
Brazil Notas do Tesouro Nacional, Series F, 10.00%, 01/01/2025	BRL	57,750,000	11,074,641
Swiss Insured Brazil Power Finance S.a r.l., 9.85%, 07/16/2032(a)	BRL	4,411,125	830,517
			11,905,158
Chile–0.50%
Bonos de la Tesoreria de la Republica en pesos, 2.80%, 10/01/2033(a)	CLP	4,000,000,000	4,935,074
Colombia–1.39%
Colombian TES,
Series B, 10.00%, 07/24/2024	COP	10,146,000,000	3,241,391
Series B, 6.25%, 11/26/2025	COP	36,390,000,000	10,325,529
			13,566,920
Czech Republic–0.15%
CPI Property Group S.A., 4.88%(a)(b)(c)	EUR	1,200,000	1,481,613
Egypt–0.57%
Egypt Government Bond, 16.00%, 06/11/2022	EGP	50,300,000	3,287,915
Egypt Government International Bond, 4.75%, 04/16/2026(a)	EUR	1,900,000	2,306,137
			5,594,052
France–0.15%
Electricite de France S.A., 2.88%(a)(b)(c)	EUR	1,200,000	1,467,792
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

	Principal Amount		Value
Germany–0.22%
Commerzbank AG, 6.13%(a)(b)(c)	EUR	1,200,000	$1,508,694
Volkswagen International Finance N.V., 4.63%(a)(b)(c)	EUR	520,000	688,749
			2,197,443
Greece–5.14%
Hellenic Republic Government Bond,
0.75%, 06/18/2031(a)	EUR	20,450,000	23,726,689
1.88%, 02/04/2035(a)	EUR	12,746,000	16,260,977
1.88%, 01/24/2052(a)	EUR	8,775,000	10,241,758
Series GDP, 10/15/2042	EUR	23,730,000	86,963
			50,316,387
India–2.14%
India Government Bond,
7.59%, 01/11/2026	INR	300,000,000	4,394,558
7.27%, 04/08/2026	INR	600,000,000	8,678,258
8.24%, 02/15/2027	INR	215,000,000	3,237,479
7.17%, 01/08/2028	INR	155,000,000	2,225,030
NTPC Ltd., 2.75%, 02/01/2027(a)	EUR	1,950,000	2,431,151
			20,966,476
Indonesia–1.05%
Indonesia Treasury Bond,
Series FR59, 7.00%, 05/15/2027	IDR	42,986,000,000	3,082,740
Series FR74, 7.50%, 08/15/2032	IDR	52,345,000,000	3,701,125
Series FR87, 6.50%, 02/15/2031	IDR	52,450,000,000	3,543,489
			10,327,354
Italy–0.80%
Intesa Sanpaolo S.p.A.,
6.25%(a)(b)(c)	EUR	1,300,000	1,655,205
7.75%(a)(b)(c)	EUR	440,000	633,450
5.50%(a)(b)(c)	EUR	1,300,000	1,656,208
UniCredit S.p.A.,
2.73%, 01/15/2032(a)(b)	EUR	1,300,000	1,557,909
9.25%(a)(b)(c)	EUR	1,800,000	2,301,962
			7,804,734
Ivory Coast–0.86%
Ivory Coast Government International Bond,
5.25%, 03/22/2030(a)	EUR	1,819,000	2,209,444
4.88%, 01/30/2032(a)	EUR	2,907,000	3,332,046
6.88%, 10/17/2040(a)	EUR	2,330,000	2,870,240
			8,411,730
Luxembourg–0.08%
Matterhorn Telecom S.A., 4.00%, 11/15/2027(a)	EUR	650,000	777,332
Mexico–1.34%
J.P. Morgan S.A./Hipotecaria Su Casita S.A. de C.V., 6.47%, 08/26/2035(a)(e)	MXN	5,808,600	42,400
	Principal Amount		Value
Mexico–(continued)
Mexican Bonos,
8.50%, 11/18/2038	MXN	40,000,000	$2,153,147
Series M, 7.75%, 05/29/2031	MXN	200,650,000	10,470,688
Series M, 7.75%, 11/13/2042	MXN	10,000,000	494,613
			13,160,848
Netherlands–0.46%
Cooperatieve Rabobank U.A., 4.38%(a)(b)(c)	EUR	1,200,000	1,554,107
Maxeda DIY Holding B.V., 5.88%, 10/01/2026(a)	EUR	418,000	508,183
Stichting AK Rabobank Certificaten, 2.19%(a)(c)(i)	EUR	1,625,625	2,475,031
			4,537,321
Portugal–4.97%
Banco Comercial Portugues S.A., 4.50%, 12/07/2027(a)(b)	EUR	500,000	583,669
Caixa Geral de Depositos S.A., 10.75%(a)(b)(c)	EUR	3,600,000	4,610,152
Novo Banco S.A.,
3.50%, 02/19/2043(a)	EUR	490,000	505,667
3.50%, 03/18/2043(a)	EUR	370,000	382,114
Portugal Obrigacoes do Tesouro OT,
2.13%, 10/17/2028(a)	EUR	27,062,000	36,900,895
1.00%, 04/12/2052(a)	EUR	5,200,000	5,714,425
			48,696,922
Russia–0.59%
Mos.ru, 5.00%, 08/22/2034	RUB	22,725,040	0
Russian Federal Bond - OFZ,
Series 6212, 7.05%, 01/19/2028	RUB	250,000,000	3,347,408
Series 6225, 7.25%, 05/10/2034	RUB	180,000,000	2,426,345
			5,773,753
Slovenia–0.32%
Slovenia Government Bond, 0.69%, 03/03/2081(a)	EUR	3,250,000	3,146,863
South Africa–2.13%
Republic of South Africa Government Bond,
Series 2035, 8.88%, 02/28/2035	ZAR	117,000,000	6,734,664
Series 2037, 8.50%, 01/31/2037	ZAR	112,400,000	6,078,333
Series 2048, 8.75%, 02/28/2048	ZAR	54,000,000	2,871,402
Series R186, 10.50%, 12/21/2026	ZAR	67,275,000	5,180,084
			20,864,483
Spain–1.58%
Banco Bilbao Vizcaya Argentaria S.A., 6.00%(a)(b)(c)	EUR	1,600,000	2,107,342
Banco Santander S.A.,
4.38%(a)(b)(c)	EUR	1,400,000	1,689,942
6.25%(a)(b)(c)	EUR	3,900,000	4,673,576
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

	Principal Amount		Value
Spain–(continued)
Bankinter S.A.,
8.63%(a)(b)(c)	EUR	1,145,000	$1,353,927
6.25%(a)(b)(c)	EUR	1,200,000	1,565,555
CaixaBank S.A., 5.88%(a)(b)(c)	EUR	1,800,000	2,385,301
Telefonica Europe B.V., 4.38%(a)(b)(c)	EUR	1,300,000	1,660,258
			15,435,901
Supranational–0.62%
African Development Bank, 0.00%, 01/17/2050(d)	ZAR	78,000,000	425,327
Corp. Andina de Fomento, 6.82%, 02/22/2031(a)	MXN	81,800,000	3,648,794
European Bank for Reconstruction and Development, 6.85%, 06/21/2021	IDR	10,600,000,000	728,030
International Finance Corp.,
02/15/2029(a)(d)	TRY	3,700,000	136,265
03/23/2038(d)	MXN	90,000,000	1,161,508
			6,099,924
Sweden–0.08%
Heimstaden Bostad AB, 3.38%(a)(b)(c)	EUR	650,000	788,347
Thailand–0.13%
Thailand Government Bond, 3.30%, 06/17/2038	THB	35,000,000	1,229,341
Ukraine–0.08%
Ukraine Government International Bond, 6.75%, 06/20/2026(a)	EUR	600,000	756,913
United Kingdom–0.57%
Gatwick Airport Finance PLC, 4.38%, 04/07/2026(a)	GBP	2,175,000	2,998,453
Gatwick Funding Ltd., 3.25%, 02/26/2048(a)	GBP	675,000	936,640
HSBC Holdings PLC, 6.00%(a)(b)(c)	EUR	905,000	1,158,163
Iceland Bondco PLC, 4.63%, 03/15/2025(a)	GBP	391,000	534,467
			5,627,723
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $308,086,269)			290,866,130

Asset-Backed Securities–8.08%
American Credit Acceptance Receivables Trust, Series 2019-2, Class D, 3.41%, 06/12/2025(a)		$1,720,000	1,783,032
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, 2.37% (1 yr. U.S. Treasury Yield Curve Rate + 2.25%), 02/25/2036(g)		15,568	16,157
Benchmark Mortgage Trust, Series 2018-B1, Class XA, IO, 0.51%, 01/15/2051(j)		5,680,814	158,853
Principal Amount		Value

Capital Auto Receivables Asset Trust, Series 2017-1, Class D, 3.15%, 02/20/2025(a)	$110,000	$111,064
CarMax Auto Owner Trust,
Series 2019-3, Class D, 2.85%, 01/15/2026	990,000	1,032,254
Series 2017-4, Class D, 3.30%, 05/15/2024	280,000	284,908
Series 2018-1, Class D, 3.37%, 07/15/2024	195,000	199,686
CCG Receivables Trust,
Series 2018-1, Class C, 3.42%, 06/16/2025(a)	70,000	70,337
Series 2019-1, Class B, 3.22%, 09/14/2026(a)	140,000	144,942
Series 2019-1, Class C, 3.57%, 09/14/2026(a)	35,000	36,239
Series 2018-1, Class B, 3.09%, 06/16/2025(a)	229,956	230,904
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 0.92%, 11/13/2050(j)	2,195,562	86,637
Chase Mortgage Finance Trust, Series 2005-A2, Class 1A3, 3.08%, 01/25/2036(k)	6,546	6,303
CHL Mortgage Pass-Through Trust,
Series 2005-17, Class 1A8, 5.50%, 09/25/2035	217,241	219,615
Series 2005-JA, Class A7, 5.50%, 11/25/2035	241,496	237,652
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class XA, IO, 1.08%, 10/12/2050(j)	5,834,930	291,870
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-2, Class 1A3, 2.95%, 05/25/2035(k)	268,566	276,541
Series 2006-AR1, Class 1A1, 2.48% (1 yr. U.S. Treasury Yield Curve Rate + 2.40%), 10/25/2035(g)	65,800	68,740
Series 2014-8, Class 1A2, 0.69% (1 mo. USD LIBOR + 0.58%), 07/20/2036(a)(g)	1,197,801	1,186,236
CNH Equipment Trust, Series 2017-C, Class B, 2.54%, 05/15/2025	185,000	187,831
COMM Mortgage Trust,
Series 2014-UBS6, Class AM, 4.05%, 12/10/2047	1,600,000	1,739,693
Series 2014-CR21, Class AM, 3.99%, 12/10/2047	25,000	27,141
Commercial Mortgage Trust, Series 2012-CR5, Class XA, IO, 1.51%, 12/10/2045(j)	2,345,458	49,105
Credit Acceptance Auto Loan Trust,
Series 2019-1A, Class B, 3.75%, 04/17/2028(a)	85,000	88,028
Series 2019-1A, Class C, 3.94%, 06/15/2028(a)	515,000	536,688
Series 2018-1A, Class C, 3.77%, 06/15/2027(a)	1,040,000	1,048,752
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Principal Amount		Value

CWHEQ Revolving Home Equity Loan Trust,
Series 2005-G, Class 2A, 0.34% (1 mo. USD LIBOR + 0.23%), 12/15/2035(g)	$8,648	$8,571
Series 2006-H, Class 2A1A, 0.26% (1 mo. USD LIBOR + 0.15%), 11/15/2036(g)	11,945	9,653
Dell Equipment Finance Trust,
Series 2019-1, Class C, 3.14%, 03/22/2024(a)	270,000	274,705
Series 2019-2, Class D, 2.48%, 04/22/2025(a)	1,290,000	1,309,283
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A1, 5.89%, 06/25/2036(k)	33,831	33,469
Deutsche Mortgage Securities, Inc., Series 2013-RS1, Class 1A2, 0.55% (1 mo. USD LIBOR + 0.44%), 07/22/2036(a)(g)	1,212,545	1,214,974
DT Auto Owner Trust,
Series 2019-2A, Class D, 3.48%, 02/18/2025(a)	285,000	295,519
Series 2019-4A, Class D, 2.85%, 07/15/2025(a)	2,050,000	2,120,957
Exeter Automobile Receivables Trust,
Series 2019-1A, Class D, 4.13%, 12/16/2024(a)	2,170,000	2,261,163
Series 2019-4A, Class D, 2.58%, 09/15/2025(a)	2,730,000	2,814,596
FREMF Mortgage Trust,
Series 2017-K62, Class B, 3.87%, 01/25/2050(a)(k)	280,000	304,194
Series 2016-K54, Class C, 4.05%, 04/25/2048(a)(k)	1,810,000	1,943,048
GSR Mortgage Loan Trust, Series 2005-AR, Class 6A1, 3.26%, 07/25/2035(k)	3,738	3,882
HomeBanc Mortgage Trust, Series 2005-3, Class A2, 0.73% (1 mo. USD LIBOR + 0.62%), 07/25/2035(g)	2,194	2,205
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class AS, 3.22%, 04/15/2046	235,000	244,715
JP Morgan Mortgage Trust, Series 2007-A1, Class 5A1, 2.58%, 07/25/2035(k)	22,162	22,708
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class B, 4.12%, 11/15/2047(k)	680,000	710,496
MASTR Asset Backed Securities Trust, Series 2006-WMC3, Class A3, 0.21% (1 mo. USD LIBOR + 0.10%), 08/25/2036(g)	768,997	358,179
Morgan Stanley BAML Trust, Series 2014-C14, Class B, 4.86%, 02/15/2047(k)	240,000	260,486
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class AS, 3.46%, 05/15/2046	570,000	594,977
	Principal Amount		Value

Morgan Stanley Capital I Trust, Series 2017-HR2, Class XA, IO, 0.79%, 12/15/2050(j)		$1,994,260	$83,818
Navistar Financial Dealer Note Master Owner Trust II,
Series 2019-1, Class C, 1.06% (1 mo. USD LIBOR + 0.95%), 05/25/2024(a)(g)		270,000	270,106
Series 2019-1, Class D, 1.56% (1 mo. USD LIBOR + 1.45%), 05/25/2024(a)(g)		255,000	255,022
Prestige Auto Receivables Trust, Series 2019-1A, Class C, 2.70%, 10/15/2024(a)		1,410,000	1,438,742
RALI Trust, Series 2006-QS13, Class 1A8, 6.00%, 09/25/2036		8,646	8,166
Residential Asset Securitization Trust, Series 2005-A6CB, Class A7, 6.00%, 06/25/2035		1,284,414	1,163,777
Santander Retail Auto Lease Trust,
Series 2019-B, Class C, 2.77%, 08/21/2023(a)		1,410,000	1,446,346
Series 2019-C, Class C, 2.39%, 11/20/2023(a)		2,365,000	2,423,655
UBS Commercial Mortgage Trust, Series 2017-C5, Class XA, IO, 1.00%, 11/15/2050(j)		3,740,556	170,473
WaMu Mortgage Pass-Through Ctfs. Trust,
Series 2005-AR16, Class 1A1, 2.74%, 12/25/2035(k)		4,370	4,416
Series 2003-AR10, Class A7, 2.57%, 10/25/2033(k)		26,757	27,351
Wells Fargo Commercial Mortgage Trust, Series 2017-C42, Class XA, IO, 0.88%, 12/15/2050(j)		2,764,804	134,170
WFRBS Commercial Mortgage Trust,
Series 2011-C3, Class XA, IO, 1.47%, 03/15/2044(a)(j)		170,345	2
Series 2013-C14, Class AS, 3.49%, 06/15/2046		640,000	666,560
Series 2014-LC14, Class AS, 4.35%, 03/15/2047(k)		395,000	426,792
Series 2014-C20, Class AS, 4.18%, 05/15/2047		490,000	526,167
Madison Park Funding XI Ltd., Series 2013-11A, Class DR, 3.47% (3 mo. USD LIBOR + 3.25%), 07/23/2029(a)(g)		250,000	244,088
Alba PLC, Series 2007-1, Class F, 3.33% (3 mo. GBP LIBOR + 3.25%), 03/17/2039(a)(g)	GBP	397,429	522,784
Eurosail PLC,
Series 2006-2X, Class E1C, 3.33% (3 mo. GBP LIBOR + 3.25%), 12/15/2044(a)(g)	GBP	1,830,000	2,291,891
Series 2006-3X, Class D1C, 0.98% (3 mo. GBP LIBOR + 0.90%), 09/10/2044(a)(g)	GBP	1,500,000	1,722,828
Gemgarto PLC, Series 2018-1, Class E, 2.35% (3 mo. SONIA + 2.30%), 09/16/2065(a)(g)	GBP	2,224,480	2,996,280
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

	Principal Amount		Value

Hawksmoor Mortgages PLC, Series 2019-1X, Class G, 3.55% (3 mo. SONIA + 3.50%), 05/25/2053(a)(g)	GBP	1,530,000	$2,056,553
Ludgate Funding PLC, Series 2007-1, Class MA, 0.33% (3 mo. GBP LIBOR + 0.24%), 01/01/2061(a)(g)	GBP	1,177,562	1,527,587
Stratton Mortgage Funding PLC,
Series 2021-1, Class D, 2.15% (3 mo. SONIA + 2.10%), 09/25/2051(a)(g)	GBP	1,300,000	1,794,939
Series 2021-1, Class E, 2.80% (3 mo. SONIA + 2.75%), 09/25/2051(a)(g)	GBP	780,000	1,074,444
Series 2021-2X, Class F, 3.30% (3 mo. SONIA + 3.25%), 07/20/2060(a)(g)	GBP	1,900,000	2,662,005
Towd Point Mortgage Funding PLC, Series 2019-V2X, Class F, 3.05% (3 mo. SONIA + 3.00%), 02/20/2054(a)(g)	GBP	2,340,000	3,226,664
Prosil Acquisition S.A., Series 2019-1, Class A, 1.46% (3 mo. EURIBOR + 2.00%), 10/31/2039(a)(g)	EUR	2,217,141	2,275,288
Alhambra SME Funding,
Series 2019-1, Class A, 2.00% (1 mo. EURIBOR + 2.00%), 11/30/2028(a)(g)	EUR	4,136,897	4,811,999
Series 2019-1, Class B, 2.50% (1 mo. EURIBOR + 2.50%), 11/30/2028(a)(g)	EUR	625,000	706,921
Series 2019-1, Class D, 8.71% (1 mo. EURIBOR + 9.25%), 11/30/2028(a)(g)	EUR	141,425	153,801
Futura S.r.l., Series 2019-1, Class A, 2.47% (6 mo. EURIBOR + 3.00%), 07/31/2044(a)(g)	EUR	2,067,453	2,434,135
Taurus, Series 2018-IT1, Class A, 1.00% (3 mo. EURIBOR + 1.00%), 05/18/2030(g)	EUR	6,524,850	7,615,147
BBVA Consumer Auto, Series 2018-1, Class C, 2.30%, 07/20/2031(a)	EUR	5,000,000	5,952,649
IM Pastor 4, FTA, Series A, 0.00% (3 mo. EURIBOR + 0.14%), 03/22/2044(a)(g)	EUR	1,066,168	1,152,023
Total Asset-Backed Securities (Cost $77,953,381)			79,174,577

U.S. Government Sponsored Agency Mortgage-Backed Securities–3.85%
Fannie Mae Interest STRIPS,
IO, 7.50%, 03/25/2023(l)		$17,167	894
7.50%, 05/25/2023(l)		2,071	112
7.50%, 01/25/2024(l)		48,067	3,330
6.50%, 04/25/2029(l)		14,702	2,036
6.50%, 06/25/2031(l)		156,760	22,701
6.50%, 02/25/2032(l)		82,707	12,062
6.50%, 04/25/2032(l)		23,664	4,164
6.50%, 07/25/2032(l)		23,961	3,826
6.00%, 12/25/2032(l)		47,777	7,551
6.00%, 02/25/2033(l)		92,632	16,116
Principal Amount		Value

6.00%, 03/25/2033(l)	$403,521	$67,374
6.00%, 03/25/2033(l)	74,637	12,808
6.00%, 10/25/2033(j)	220,539	39,877
5.50%, 01/25/2034(l)	69,971	11,662
5.50%, 04/25/2034(l)	77,602	13,518
5.50%, 04/25/2034(l)	41,419	7,161
5.50%, 02/25/2035(l)	26,895	4,570
5.50%, 06/25/2035(l)	54,229	8,682
6.00%, 08/25/2035(l)	35,330	6,922
Fannie Mae REMICs,
IO, 6.59% (6.70% - (1.00 x 1 mo. USD LIBOR)), 02/25/2024(g)(l)	208	8
6.59% (6.70% - (1.00 x 1 mo. USD LIBOR)), 10/25/2031(g)(l)	11,553	1,872
7.79% (7.90% - (1.00 x 1 mo. USD LIBOR)), 11/18/2031(g)(l)	24,297	4,813
7.79% (7.90% - (1.00 x 1 mo. USD LIBOR)), 11/25/2031(g)(l)	4,283	867
7.79% (7.90% - (1.00 x 1 mo. USD LIBOR)), 12/18/2031(g)(l)	5,474	991
7.84% (7.95% - (1.00 x 1 mo. USD LIBOR)), 01/25/2032(g)(l)	4,657	889
7.99% (8.10% - (1.00 x 1 mo. USD LIBOR)), 03/25/2032(g)(l)	6,913	1,477
6.89% (7.00% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032(g)(l)	25,875	4,621
7.69% (7.80% - (1.00 x 1 mo. USD LIBOR)), 04/25/2032(g)(l)	3,598	725
7.89% (8.00% - (1.00 x 1 mo. USD LIBOR)), 07/25/2032(g)(l)	5,437	1,164
7.89% (8.00% - (1.00 x 1 mo. USD LIBOR)), 07/25/2032(g)(l)	7,471	1,647
7.89% (8.00% - (1.00 x 1 mo. USD LIBOR)), 09/25/2032(g)(l)	3,616	749
7.99% (8.10% - (1.00 x 1 mo. USD LIBOR)), 12/18/2032(g)(l)	6,489	929
7.99% (8.10% - (1.00 x 1 mo. USD LIBOR)), 12/18/2032(g)(l)	44,083	8,996
8.14% (8.25% - (1.00 x 1 mo. USD LIBOR)), 02/25/2033(g)(l)	11,481	2,607
7.00%, 03/25/2033(l)	75,665	13,316
7.00%, 04/25/2033(l)	61,238	12,104
8.14% (8.25% - (1.00 x 1 mo. USD LIBOR)), 05/25/2033(g)(l)	39,550	9,317
7.44% (7.55% - (1.00 x 1 mo. USD LIBOR)), 10/25/2033(g)(l)	192,819	42,011
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Principal Amount		Value

5.94% (6.05% - (1.00 x 1 mo. USD LIBOR)), 03/25/2035(g)(l)	$248,725	$39,588
6.64% (6.75% - (1.00 x 1 mo. USD LIBOR)), 03/25/2035(g)(l)	6,085	1,014
6.49% (6.60% - (1.00 x 1 mo. USD LIBOR)), 05/25/2035(g)(l)	130,491	20,279
6.59% (6.70% - (1.00 x 1 mo. USD LIBOR)), 05/25/2035(g)(l)	205,404	36,613
6.64% (6.75% - (1.00 x 1 mo. USD LIBOR)), 05/25/2035(g)(l)	312,369	42,950
7.12% (7.23% - (1.00 x 1 mo. USD LIBOR)), 09/25/2036(g)(l)	245,582	37,813
6.43% (6.54% - (1.00 x 1 mo. USD LIBOR)), 06/25/2037(g)(l)	210,648	37,975
5.94% (6.05% - (1.00 x 1 mo. USD LIBOR)), 07/25/2038(g)(l)	9,110	1,292
4.00%, 04/25/2041(l)	448,050	45,622
6.44% (6.55% - (1.00 x 1 mo. USD LIBOR)), 10/25/2041(g)(l)	96,458	19,215
6.04% (6.15% - (1.00 x 1 mo. USD LIBOR)), 12/25/2042(g)(l)	285,135	58,690
5.50%, 12/25/2025	189,659	197,969
4.00%, 08/25/2026	303	306
6.00%, 01/25/2032	38,853	44,232
1.11% (1 mo. USD LIBOR + 1.00%), 04/25/2032(g)	20,496	20,978
1.11% (1 mo. USD LIBOR + 1.00%), 04/25/2032(g)	6,311	6,460
0.61% (1 mo. USD LIBOR + 0.50%), 09/25/2032(g)	48,641	48,963
1.11% (1 mo. USD LIBOR + 1.00%), 09/25/2032(g)	86,940	89,008
0.61% (1 mo. USD LIBOR + 0.50%), 10/18/2032(g)	14,902	14,995
1.11% (1 mo. USD LIBOR + 1.00%), 12/25/2032(g)	86,939	89,006
0.51% (1 mo. USD LIBOR + 0.40%), 11/25/2033(g)	9,304	9,352
24.17% (24.57% - (3.67 x 1 mo. USD LIBOR)), 03/25/2036(g)	48,718	75,831
23.80% (24.20% - (3.67 x 1 mo. USD LIBOR)), 06/25/2036(g)	65,032	94,179
1.05% (1 mo. USD LIBOR + 0.94%), 06/25/2037(g)	10,879	11,166
4.00%, 03/25/2041	30,677	33,279
Federal Home Loan Mortgage Corp.,
6.00%, 11/01/2021	3,100	3,481
6.50%, 11/01/2022	1,328	1,343
6.50%, 08/01/2031	69,329	77,941
5.00%, 09/01/2033	124,533	144,202
7.00%, 10/01/2037	11,268	13,076
Principal Amount		Value

Federal National Mortgage Association,
5.50%, 04/01/2021	$21	$21
5.00%, 12/01/2021	2,455	2,578
5.00%, 01/01/2022	57	59
5.50%, 04/01/2022	756	760
5.50%, 04/01/2022	668	673
5.50%, 07/01/2022	927	945
5.00%, 01/01/2024	21	22
7.50%, 10/01/2029	58,006	68,091
7.00%, 07/01/2032	24,836	28,869
8.50%, 07/01/2032	265	266
7.50%, 03/01/2033	173,479	203,276
7.00%, 04/01/2033	3,272	3,711
5.00%, 07/01/2033	129,451	148,849
5.50%, 02/01/2035	12,548	14,752
TBA, 2.50%, 05/01/2051(m)	12,900,000	13,210,910
Freddie Mac Multifamily Structured Pass-Through Ctfs.,
Series K734, Class X1, IO, 0.65%, 02/25/2026(j)	1,675,431	45,968
Series K735, Class X1, IO, 1.10%, 05/25/2026(j)	2,943,262	130,578
Series K093, Class X1, IO, 0.95%, 05/25/2029(j)	20,055,865	1,360,233
Freddie Mac REMICs,
1.50%, 07/15/2023	41,457	41,778
5.00%, 09/15/2023	115,120	119,569
6.75%, 02/15/2024	35,680	37,787
7.00%, 09/15/2026	142,547	157,977
0.56% (1 mo. USD LIBOR + 0.45%), 12/15/2028(g)	132,859	133,382
0.56% (1 mo. USD LIBOR + 0.45%), 02/15/2029(g)	3,778	3,793
6.00%, 04/15/2029	72,277	81,680
6.50%, 10/15/2029	53,584	61,194
0.66% (1 mo. USD LIBOR + 0.55%), 06/15/2031(g)	78,310	78,904
6.50%, 06/15/2031	7,160	8,229
6.50%, 10/15/2031	28,245	33,111
0.66% (1 mo. USD LIBOR + 0.55%), 01/15/2032(g)	47,674	48,059
1.11% (1 mo. USD LIBOR + 1.00%), 02/15/2032(g)	19,357	19,810
1.11% (1 mo. USD LIBOR + 1.00%), 02/15/2032(g)	19,809	20,273
1.11% (1 mo. USD LIBOR + 1.00%), 02/15/2032(g)	17,223	17,626
1.11% (1 mo. USD LIBOR + 1.00%), 03/15/2032(g)	20,661	20,813
3.50%, 05/15/2032	24,698	26,523
6.50%, 06/15/2032	96,722	112,106
24.36% (24.75% - (3.67 x 1 mo. USD LIBOR)), 08/15/2035(g)	46,867	73,400
4.00%, 06/15/2038	29,024	31,622
4.00%, 04/15/2040	24,411	24,773
3.00%, 05/15/2040	1,963	2,022
IO, 5.89% (6.00% - (1.00 x 1 mo. USD LIBOR)), 03/15/2024(g)(l)	80,042	5,408
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Principal Amount		Value

7.84% (7.95% - (1.00 x 1 mo. USD LIBOR)), 12/15/2026(g)(l)	$94,821	$9,961
8.59% (8.70% - (1.00 x 1 mo. USD LIBOR)), 07/17/2028(g)(l)	1,958	144
8.59% (8.70% - (1.00 x 1 mo. USD LIBOR)), 07/17/2028(g)(l)	4,475	423
7.54% (7.65% - (1.00 x 1 mo. USD LIBOR)), 03/15/2029(g)(l)	187,172	27,716
7.99% (8.10% - (1.00 x 1 mo. USD LIBOR)), 06/15/2029(g)(l)	7,076	1,222
7.89% (8.00% - (1.00 x 1 mo. USD LIBOR)), 04/15/2032(g)(l)	341,087	45,392
6.94% (7.05% - (1.00 x 1 mo. USD LIBOR)), 10/15/2033(g)(l)	79,130	14,375
6.59% (6.70% - (1.00 x 1 mo. USD LIBOR)), 01/15/2035(g)(l)	83,363	13,402
6.64% (6.75% - (1.00 x 1 mo. USD LIBOR)), 02/15/2035(g)(l)	14,636	2,288
6.61% (6.72% - (1.00 x 1 mo. USD LIBOR)), 05/15/2035(g)(l)	173,995	30,527
6.61% (6.72% - (1.00 x 1 mo. USD LIBOR)), 05/15/2035(g)(l)	109,016	16,183
6.89% (7.00% - (1.00 x 1 mo. USD LIBOR)), 12/15/2037(g)(l)	52,962	10,636
5.89% (6.00% - (1.00 x 1 mo. USD LIBOR)), 04/15/2038(g)(l)	17,775	2,793
5.96% (6.07% - (1.00 x 1 mo. USD LIBOR)), 05/15/2038(g)(l)	108,265	18,732
6.14% (6.25% - (1.00 x 1 mo. USD LIBOR)), 12/15/2039(g)(l)	28,589	4,794
Freddie Mac STRIPS,
IO, 6.50%, 02/01/2028(l)	2,428	335
7.00%, 09/01/2029(l)	15,225	2,616
6.00%, 12/15/2032(l)	34,477	5,374
	Principal Amount	Value

Government National Mortgage Association,
ARM 2.13% (1 yr. U.S. Treasury Yield Curve Rate + 1.50%), 11/20/2025(g)	$1,021	$1,049
8.00%, 05/15/2026	5,946	5,970
7.00%, 04/15/2028	7,950	8,380
7.00%, 07/15/2028	20,250	22,386
IO, 6.44% (6.55% - (1.00 x 1 mo. USD LIBOR)), 04/16/2037(g)(l)	127,577	24,504
6.54% (6.65% - (1.00 x 1 mo. USD LIBOR)), 04/16/2041(g)(l)	211,204	32,960
TBA, 2.50%, 04/01/2051(m)	9,715,000	10,024,666
Uniform Mortgage-Backed Securities, TBA, 2.00%, 04/01/2036(m)	9,150,000	9,391,108
Total U.S. Government Sponsored Agency Mortgage-Backed Securities (Cost $37,942,295)		37,769,623
	Shares
Exchange-Traded Funds–2.73%
United States–2.73%
Invesco Senior Loan ETF(n) (Cost $26,899,946)	1,207,106	26,713,256
	Principal Amount
Variable Rate Senior Loan Interests–1.83%(o)(p)
Canada–0.05%
Four Seasons Hotels Ltd., First Lien Term Loan, 2.20% (1 mo USD LIBOR + 2.00%), 11/30/2023	$505,000	504,331
Colombia–1.15%
Avianca Holdings S.A., Term Loan A-1,10.10%, 11/10/2021(e)	6,143,570	6,228,043
Avianca Holdings S.A., Term Loan A-2,11.00%, 11/10/2021(e)	5,000,000	5,068,750
		11,296,793
United States–0.63%
Boxer Parent Co., Inc., Term Loan,3.86% (3 mo. USD LIBOR + 3.75%), 10/02/2025(e)	220,083	220,358
Claire’s Stores, Inc., Term Loan B,6.61% (1 mo. USD LIBOR + 6.50%), 12/18/2026	72,060	68,637
Dun & Bradstreet Corp. (The), Term Loan,3.36% (1 mo. USD LIBOR + 3.25%), 02/06/2026	427,688	425,952
Endo Luxembourg Finance Co. I S.a.r.l., Term Loan,5.75% (1 mo. USD LIBOR + 5.00%), 03/10/2028	505,000	500,791
Flex Acquisition Co., Inc., Incremental Term Loan B,3.49%, 06/29/2025	501,009	493,527
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

	Principal Amount	Value
United States–(continued)
Global Medical Response, Inc., Term Loan,5.75%, 10/02/2025	$497,000	$496,192
Graham Packaging Co., Inc.,3.75%, 08/04/2027	353,500	351,754
IRB Holding Corp., First Lien Term Loan B (3 mo. USD LIBOR + 3.25%), 12/15/2027	585,000	583,628
PetSmart, Inc., First Lien Term Loan B,4.50% (3 mo. USD LIBOR +3.75%), 01/28/2028	500,000	499,925
Radiology Partners, Inc., First Lien Term Loan B,5.29%, 07/09/2025	495,000	491,958
Schweitzer-Mauduit International, Inc. (SWM International), Term Loan B,4.50%, 02/23/2028(e)	506,667	506,034
Surgery Center Holdings, Inc., Term Loan,4.25%, 09/02/2024	495,716	491,765
United Natural Foods, Inc., Term Loan B, 10/22/2025	575,165	575,599
Valeant Pharmaceuticals International, Inc., First Lien Incremental Term Loan,2.86%, 11/27/2025	438,000	436,112
		6,142,232
Total Variable Rate Senior Loan Interests (Cost $17,589,043)		17,943,356

Agency Credit Risk Transfer Notes–1.18%
United States–1.18%
Connecticut Avenue Securities Trust,
Series 2018-R07, Class 1M2, 2.51% (1 mo. USD LIBOR + 2.40%), 04/25/2031(a)(g)	1,167,521	1,173,477
Series 2019-R02, Class 1M2, 2.41% (1 mo. USD LIBOR + 2.30%), 08/25/2031(a)(g)	321,627	323,228
Fannie Mae Connecticut Avenue Securities,
Series 2017-C04, Class 2M2, 2.96% (1 mo. USD LIBOR + 2.85%), 11/25/2029(g)	855,774	869,956
Series 2017-C07, Class 1M2, 2.51% (1 mo. USD LIBOR + 2.40%), 05/25/2030(g)	404,841	407,608
Series 2018-C04, Class 2M2, 2.66% (1 mo. USD LIBOR + 2.55%), 12/25/2030(g)	545,616	549,130
Series 2018-C06, Class 2M2, 2.21% (1 mo. USD LIBOR + 2.10%), 03/25/2031(g)	876,643	876,768
Series 2019-R03, Class 1M2, 2.26% (1 mo. USD LIBOR + 2.15%), 09/25/2031(a)(g)	676,446	680,313
	Principal Amount	Value
United States–(continued)
Freddie Mac,
Series 2016-DNA2, Class M3, STACR®, 4.76% (1 mo. USD LIBOR + 4.65%), 10/25/2028(g)	$731,573	$768,666
Series 2016-DNA3, Class M3, STACR®, 5.11% (1 mo. USD LIBOR + 5.00%), 12/25/2028(g)	3,039,670	3,210,914
Series 2017-DNA1, Class M2, STACR®, 3.36% (1 mo. USD LIBOR + 3.25%), 07/25/2029(g)	1,884,591	1,944,505
Series 2019-HRP1, Class M2, STACR®, 1.51% (1 mo. USD LIBOR + 1.40%), 02/25/2049(a)(g)	743,115	740,292
Total Agency Credit Risk Transfer Notes (Cost $11,224,364)		11,544,857
	Shares
Preferred Stocks–1.07%
United States–1.07%
AT&T, Inc., 2.88%, Series B, Pfd.(b)	3,900,000	4,574,198
Bank of New York Mellon Corp. (The), 4.70%, Series G, Pfd.(b)	1,300,000	1,411,735
Claire’s Holdings LLC, Series A, Pfd.	71	15,738
MetLife, Inc., 3.85%, Series G, Pfd.(b)	4,333,000	4,484,655
Total Preferred Stocks (Cost $10,163,870)		10,486,326
Common Stocks & Other Equity Interests–0.01%
Kazakhstan–0.00%
Astana-Finance JSC, GDR(a)(e)	446,837	0
United States–0.01%
ACNR Holdings, Inc.	911	13,665
Claire’s Holdings LLC	235	58,750
Cxloyalty Group, Inc., Wts., expiring 04/10/2024(e)	775	0
McDermott International Ltd.(q)	15,957	12,766
McDermott International Ltd., Series A, Wts., expiring 06/30/2027(e)(q)	31,946	4,153
McDermott International Ltd., Series B, Wts., expiring 06/30/2027(e)(q)	35,496	4,614
McDermott International Ltd., Wts., expiring 12/31/2049(e)	23,067	18,454
Party City Holdco, Inc.(q)	3,211	18,627
Sabine Oil & Gas Holdings, Inc.(q)	837	10,462
		141,491
Total Common Stocks & Other Equity Interests (Cost $2,951,928)		141,491
	Principal Amount
Investment Companies–0.00%
United States–0.00%
Invesco Master Event-Linked Bond Fund, Class R6(n) (Cost $11)	$1	9
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Shares		Value
Money Market Funds–13.73%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(n)(r)	47,063,751	$47,063,751
Invesco Liquid Assets Portfolio, Institutional Class, 0.01%(n)(r)	33,598,912	33,612,351
Invesco Treasury Portfolio, Institutional Class, 0.01%(n)(r)	53,787,144	53,787,144
Total Money Market Funds (Cost $134,463,246)		134,463,246
Shares	Value
Options Purchased–1.53%
(Cost $22,028,648)(s)	$14,994,151
TOTAL INVESTMENTS IN SECURITIES—94.71% (Cost $949,320,546)	927,847,291
OTHER ASSETS LESS LIABILITIES–5.29%	51,791,700
NET ASSETS–100.00%	$979,638,991
Investment Abbreviations:
ARM	– Adjustable Rate Mortgage
ARS	– Argentina Peso
AUD	– Australian Dollar
BRL	– Brazilian Real
CLP	– Chile Peso
Conv.	– Convertible
COP	– Colombia Peso
Ctfs.	– Certificates
EGP	– Egypt Pound
ETF	– Exchange-Traded Fund
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
GBP	– British Pound Sterling
GDR	– Global Depositary Receipt
IDR	– Indonesian Rupiah
INR	– Indian Rupee
IO	– Interest Only
LIBOR	– London Interbank Offered Rate
MXN	– Mexican Peso
Pfd.	– Preferred
REMICs	– Real Estate Mortgage Investment Conduits
RUB	– Russian Ruble
SONIA	– Sterling Overnight Index Average
STACR®	– Structured Agency Credit Risk
STRIPS	– Separately Traded Registered Interest and Principal Security
TBA	– To Be Announced
THB	– Thai Baht
TRY	– Turkish Lira
USD	– U.S. Dollar
Wts.	– Warrants
ZAR	– South African Rand
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Notes to Consolidated Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2021 was $428,214,265, which represented 43.71% of the Fund’s Net Assets.
(b)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(c)	Perpetual bond with no specified maturity date.
(d)	Zero coupon bond issued at a discount.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at March 31, 2021 was $602,378, which represented less than 1% of the Fund’s Net Assets.
(g)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on March 31, 2021.
(h)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(i)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(j)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security. Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on March 31, 2021.
(k)	Interest rate is redetermined periodically based on the cash flows generated by the pool of assets backing the security, less any applicable fees. The rate shown is the rate in effect on March 31, 2021.
(l)	Interest only security. Principal amount shown is the notional principal and does not reflect the maturity value of the security.
(m)	Security purchased on a forward commitment basis. This security is subject to dollar roll transactions.
(n)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2021.

	Value December 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$36,794,763	$82,780,317	$(72,511,329)	$-	$-	$47,063,751	$2,902
Invesco Liquid Assets Portfolio, Institutional Class	26,274,733	59,128,799	(51,793,807)	2,301	325	33,612,351	2,313
Invesco Treasury Portfolio, Institutional Class	42,051,158	94,606,077	(82,870,091)	-	-	53,787,144	1,113
Investments in Other Affiliates:
Invesco Master Event-Linked Bond Fund, Class R6	640,083	-	(550,967)	(68,770)	(20,337)	9	15,903
Invesco Senior Loan ETF	-	26,899,946	-	(186,690)	-	26,713,256	92,984
Total	$105,760,737	$263,415,139	$(207,726,194)	$(253,159)	$(20,012)	$161,176,511	$115,215

(o)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(p)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the London Interbank Offered Rate (“LIBOR”), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(q)	Non-income producing security.
(r)	The rate shown is the 7-day SEC standardized yield as of March 31, 2021.
(s)	The table below details options purchased.

Open Over-The-Counter Foreign Currency Options Purchased(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
CHF versus USD	Call	Morgan Stanley and Co. International PLC	06/09/2021	USD	0.97	CHF	1,000,000	$ 149,124
EUR versus USD	Call	Bank of America, N.A.	06/11/2021	USD	1.21	EUR	17,000,000	16,447
Subtotal — Foreign Currency Call Options Purchased								165,571
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Purchased(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
EUR versus NOK	Put	Morgan Stanley and Co. International PLC	10/05/2021	NOK	9.50	EUR	800,000	$156,110
EUR Versus NOK	Put	J.P. Morgan Chase Bank, N.A.	08/26/2021	NOK	8.90	EUR	3,750,000	88,366
EUR Versus PLN	Put	Morgan Stanley and Co. International PLC	10/28/2021	PLN	4.20	EUR	2,500,000	53,361
EUR versus SEK	Put	Morgan Stanley and Co. International PLC	04/29/2021	SEK	9.82	EUR	500,000	3,007
USD versus BRL	Put	Goldman Sachs International	07/12/2021	BRL	4.75	USD	1,250,000	42,242
USD versus BRL	Put	Goldman Sachs International	12/16/2021	BRL	5.00	USD	900,000	151,985
USD versus BRL	Put	J.P. Morgan Chase Bank, N.A.	03/09/2022	BRL	4.75	USD	1,300,000	139,519
USD versus BRL	Put	J.P. Morgan Chase Bank, N.A.	03/30/2022	BRL	4.75	USD	1,300,000	142,879
USD versus BRL	Put	Morgan Stanley and Co. International PLC	03/08/2022	BRL	5.25	USD	1,500,000	417,919
USD Versus BRL	Put	Goldman Sachs International	04/26/2021	BRL	4.75	USD	1,250,000	793
USD Versus BRL	Put	Goldman Sachs International	08/17/2021	BRL	3.85	USD	1,460,000	3,266
USD versus CLP	Put	J.P. Morgan Chase Bank, N.A.	05/20/2021	CLP	680.00	USD	20,000,000	48,760
USD versus CLP	Put	Morgan Stanley and Co. International PLC	07/14/2021	CLP	725.00	USD	20,000,000	647,980
USD Versus CNH	Put	J.P. Morgan Chase Bank, N.A.	07/15/2021	CNH	6.35	USD	625,000	33,169
USD Versus CNH	Put	Standard Chartered Bank PLC	07/28/2021	CNH	6.40	USD	1,400,000	326,085
USD versus COP	Put	Morgan Stanley and Co. International PLC	09/22/2021	COP	3,450.00	USD	20,000,000	246,240
USD versus IDR	Put	Goldman Sachs International	05/10/2021	IDR	13,960.00	USD	13,500,000	3,848
USD versus IDR	Put	J.P. Morgan Chase Bank, N.A.	05/05/2021	IDR	14,020.00	USD	18,750,000	5,775
USD versus INR	Put	Goldman Sachs International	05/21/2021	INR	72.60	USD	20,000,000	57,540
USD versus INR	Put	Goldman Sachs International	07/29/2021	INR	73.50	USD	25,000,000	221,625
USD versus INR	Put	Standard Chartered Bank PLC	08/03/2021	INR	73.00	USD	22,500,000	146,385
USD versus INR	Put	Standard Chartered Bank PLC	02/24/2022	INR	74.50	USD	26,000,000	359,294
USD Versus INR	Put	Goldman Sachs International	06/11/2021	INR	71.00	USD	1,250,000	158,091
USD versus KRW	Put	Goldman Sachs International	05/31/2021	KRW	1,083.00	USD	20,000,000	22,200
USD versus KRW	Put	Goldman Sachs International	07/20/2021	KRW	1,050.00	USD	20,000,000	16,180
USD versus MXN	Put	J.P. Morgan Chase Bank, N.A.	06/14/2021	MXN	20.50	USD	30,000,000	87,870
USD versus MXN	Put	Morgan Stanley and Co. International PLC	09/02/2021	MXN	20.00	USD	1,000,000	380,549
USD Versus MXN	Put	J.P. Morgan Chase Bank, N.A.	01/06/2022	MXN	20.10	USD	25,000,000	665,500
USD versus NOK	Put	J.P. Morgan Chase Bank, N.A.	06/09/2021	NOK	8.14	USD	9,000,000	36,414
USD versus RUB	Put	Bank of America, N.A.	03/23/2022	RUB	72.00	USD	10,800,000	55,706
USD versus RUB	Put	Goldman Sachs International	11/29/2021	RUB	75.00	USD	28,000,000	789,432
USD versus RUB	Put	Goldman Sachs International	03/08/2022	RUB	74.60	USD	14,000,000	396,382
USD versus RUB	Put	J.P. Morgan Chase Bank, N.A.	06/02/2021	RUB	67.00	USD	3,500,000	35,518
USD versus SGD	Put	Goldman Sachs International	08/12/2021	SGD	1.32	USD	20,000,000	69,780
USD versus ZAR	Put	Goldman Sachs International	06/11/2021	ZAR	14.65	USD	30,000,000	57,210
USD versus ZAR	Put	Goldman Sachs International	11/22/2021	ZAR	14.75	USD	20,250,000	768,872
USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	06/22/2021	ZAR	14.50	USD	15,000,000	275,310
Subtotal — Foreign Currency Put Options Purchased								7,111,162
Total Foreign Currency Options Purchased								$7,276,733

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $5,075,000.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Interest Rate Swaptions Purchased(a)
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
10 Year Interest Rate Swap	Call	Bank of America, N.A.	1.42%	Receive	6 Month USD LIBOR	Semi-Annually	06/04/2021	USD	135,000,000	$245,314
30 Year Interest Rate Swap	Call	Bank of America, N.A.	1.38	Receive	6 Month USD LIBOR	Semi-Annually	01/14/2022	USD	26,000,000	268,488
30 Year Interest Rate Swap	Call	Goldman Sachs International	1.38	Receive	6 Month USD LIBOR	Semi-Annually	01/11/2022	USD	52,000,000	535,232
4 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.25	Receive	3 Month USD LIBOR	Quarterly	04/21/2021	EUR	41,500,000	184,707
5 Year Interest Rate Swap	Call	Goldman Sachs International	1.20	Receive	6 Month USD LIBOR	Semi-Annually	03/28/2022	USD	162,000,000	1,231,143
5 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	1.12	Receive	6 Month USD LIBOR	Semi-Annually	06/30/2021	USD	96,525,000	561,263
Subtotal — Interest Rate Call Swaptions Purchased										3,026,147
Interest Rate Risk
2 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	0.61	Pay	6 Month EUR LIBOR	Semi-Annually	04/06/2021	EUR	146,000,000	17
2 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	0.62	Pay	6 Month EUR LIBOR	Semi-Annually	04/12/2021	EUR	146,250,000	2
30 Year Interest Rate Swap	Put	Goldman Sachs International	2.50	Pay	3 Month USD LIBOR	Quarterly	06/30/2022	USD	84,000,000	4,691,252
Subtotal — Interest Rate Put Swaptions Purchased										4,691,271
Total Interest Rate Swaptions Purchased										$7,717,418

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $5,075,000.

Open Over-The-Counter Foreign Currency Options Written(a)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
Currency Risk
BRL versus USD	Call	Goldman Sachs International	12/16/2021	USD	6.70	$(151,227)	BRL	900,000	$(119,110)	$32,117
BRL versus USD	Call	J.P. Morgan Chase Bank, N.A.	03/09/2022	USD	7.00	(104,260)	BRL	520,000	(59,720)	44,540
USD versus BRL	Call	Morgan Stanley and Co. International PLC	03/08/2022	BRL	6.75	(383,700)	USD	1,500,000	(227,713)	155,987
USD versus CLP	Call	J.P. Morgan Chase Bank, N.A.	05/20/2021	CLP	760.00	(114,400)	USD	20,000,000	(98,920)	15,480
USD versus CLP	Call	Morgan Stanley and Co. International PLC	07/14/2021	CLP	780.00	(378,280)	USD	20,000,000	(151,160)	227,120
USD versus CNH	Call	Standard Chartered Bank PLC	07/28/2021	CNH	6.64	(50,008)	USD	7,000,000	(77,980)	(27,972)
USD Versus CNH	Call	Standard Chartered Bank PLC	11/08/2021	CNH	6.90	(570,000)	USD	30,000,000	(239,820)	330,180
USD versus COP	Call	Morgan Stanley and Co. International PLC	09/22/2021	COP	3,850.00	(375,200)	USD	20,000,000	(478,020)	(102,820)
USD versus IDR	Call	Goldman Sachs International	05/10/2021	IDR	14,535.00	(89,667)	USD	13,500,000	(200,866)	(111,199)
USD versus IDR	Call	J.P. Morgan Chase Bank, N.A.	05/05/2021	IDR	15,120.00	(198,750)	USD	18,750,000	(47,981)	150,769
USD versus INR	Call	Goldman Sachs International	05/21/2021	INR	75.00	(64,200)	USD	15,000,000	(60,090)	4,110
USD versus INR	Call	Standard Chartered Bank PLC	08/03/2021	INR	76.50	(124,785)	USD	15,000,000	(106,140)	18,645
USD versus INR	Call	Standard Chartered Bank PLC	02/24/2022	INR	79.50	(311,766)	USD	26,000,000	(363,792)	(52,026)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Written(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
USD Versus INR	Call	Goldman Sachs International	04/09/2021	INR	77.50	$(209,560)	USD	1,300,000	$(2,423)	$207,137
USD Versus INR	Call	Goldman Sachs International	06/11/2021	INR	83.00	(210,000)	USD	1,250,000	(6,298)	203,702
USD Versus INR	Call	Goldman Sachs International	07/02/2021	INR	84.05	(124,375)	USD	1,250,000	(8,449)	115,926
USD versus KRW	Call	Goldman Sachs International	05/31/2021	KRW	1,165.00	(72,000)	USD	20,000,000	(81,180)	(9,180)
USD versus KRW	Call	Goldman Sachs International	07/20/2021	KRW	1,185.00	(92,000)	USD	20,000,000	(108,000)	(16,000)
USD Versus MXN	Call	J.P. Morgan Chase Bank, N.A.	01/06/2022	MXN	23.09	(570,125)	USD	25,000,000	(613,425)	(43,300)
USD versus NOK	Call	J.P. Morgan Chase Bank, N.A.	06/09/2021	NOK	8.90	(189,180)	USD	18,000,000	(161,946)	27,234
USD versus NOK	Call	Morgan Stanley and Co. International PLC	09/08/2021	NOK	9.00	(190,400)	USD	10,000,000	(157,220)	33,180
USD versus NOK	Call	Morgan Stanley and Co. International PLC	10/05/2021	NOK	9.50	(91,600)	USD	10,000,000	(91,600)	—
USD versus RUB	Call	Goldman Sachs International	11/29/2021	RUB	80.00	(910,280)	USD	28,000,000	(1,103,116)	(192,836)
USD versus RUB	Call	Goldman Sachs International	03/08/2022	RUB	87.20	(380,940)	USD	14,000,000	(416,248)	(35,308)
USD versus RUB	Call	J.P. Morgan Chase Bank, N.A.	06/02/2021	RUB	82.00	(434,280)	USD	28,000,000	(204,876)	229,404
USD Versus RUB	Call	Goldman Sachs International	08/23/2021	RUB	85.00	(288,000)	USD	1,250,000	(182,643)	105,357
USD versus SGD	Call	Goldman Sachs International	08/12/2021	SGD	1.36	(103,900)	USD	20,000,000	(161,180)	(57,280)
USD versus ZAR	Call	Goldman Sachs International	11/22/2021	ZAR	17.00	(489,969)	USD	20,250,000	(460,748)	29,221
USD versus ZAR	Call	J.P. Morgan Chase Bank, N.A.	06/22/2021	ZAR	15.85	(214,950)	USD	15,000,000	(213,300)	1,650
Subtotal — Foreign Currency Call Options Written						(7,487,802)			(6,203,964)	1,283,838
Currency Risk
USD versus CHF	Put	Morgan Stanley and Co. International PLC	06/09/2021	CHF	0.90	(39,170)	USD	10,000,000	(10,070)	29,100
USD versus COP	Put	Morgan Stanley and Co. International PLC	09/22/2021	COP	3,185.00	(77,000)	USD	20,000,000	(42,440)	34,560
USD versus IDR	Put	Goldman Sachs International	05/10/2021	IDR	13,575.00	(39,083)	USD	13,500,000	(581)	38,502
USD versus INR	Put	Goldman Sachs International	05/21/2021	INR	71.20	(27,600)	USD	20,000,000	(8,380)	19,220
USD versus INR	Put	Goldman Sachs International	07/29/2021	INR	71.50	(59,500)	USD	25,000,000	(49,925)	9,575
USD versus INR	Put	Standard Chartered Bank PLC	08/03/2021	INR	71.00	(47,767)	USD	22,500,000	(31,725)	16,042
USD versus INR	Put	Standard Chartered Bank PLC	02/24/2022	INR	71.00	(126,958)	USD	26,000,000	(82,160)	44,798
USD versus MXN	Put	Morgan Stanley and Co. International PLC	06/16/2021	MXN	19.50	(105,750)	USD	15,000,000	(103,500)	2,250
USD Versus MXN	Put	J.P. Morgan Chase Bank, N.A.	01/06/2022	MXN	18.40	(224,600)	USD	25,000,000	(153,375)	71,225
USD versus RUB	Put	Goldman Sachs International	11/29/2021	RUB	70.00	(384,160)	USD	28,000,000	(237,580)	146,580
USD versus RUB	Put	Goldman Sachs International	03/08/2022	RUB	68.00	(134,400)	USD	14,000,000	(95,326)	39,074
USD versus SGD	Put	Goldman Sachs International	08/12/2021	SGD	1.28	(50,160)	USD	20,000,000	(18,420)	31,740
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Foreign Currency Options Written(a)—(continued)
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
USD versus ZAR	Put	Goldman Sachs International	11/22/2021	ZAR	13.50	$(193,529)	USD	20,250,000	$(220,300)	$(26,771)
USD versus ZAR	Put	J.P. Morgan Chase Bank, N.A.	06/22/2021	ZAR	13.70	(83,850)	USD	15,000,000	(67,980)	15,870
Subtotal — Foreign Currency Put Options Written						(1,593,527)			(1,121,762)	471,765
Total – Foreign Currency Options Written						$(9,081,329)			$(7,325,726)	$1,755,603

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $5,075,000.

Open Over-The-Counter Interest Rate Swaptions Written(a)
Description	Type of Contract	Counterparty	Exercise Rate	Floating Rate Index	Pay/ Receive Exercise Rate	Payment Frequency	Expiration Date	Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
5 Year Interest Rate Swap	Call	Goldman Sachs International	0.85%	3 Month USD LIBOR	Receive	Quarterly	03/28/2022	$(891,000)	USD	243,000,000	$(722,991)	$168,009
4 Year Interest Rate Swap	Call	Goldman Sachs International	1.08	3 Month CDOR	Receive	Quarterly	04/21/2021	(294,638)	USD	40,500,000	(437,123)	(142,485)
4 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	1.10	3 Month CDOR	Receive	Quarterly	04/21/2021	(118,800)	USD	27,000,000	(42,827)	75,973
4 Year Interest Rate Swap	Call	J.P. Morgan Chase Bank, N.A.	2.00	3 Month CDOR	Receive	Quarterly	04/21/2021	(95,778)	EUR	78,000,000	(26,080)	69,698
30 Year Interest Rate Swap	Call	Morgan Stanley and Co. International PLC	2.20	3 Month USD LIBOR	Receive	Quarterly	06/30/2021	(823,500)	USD	21,870,000	(766,016)	57,484
Subtotal—Interest Rate Call Swaptions Written								(2,223,716)			(1,995,037)	228,679
Interest Rate Risk
10 Year Interest Rate Swap	Put	Bank of America, N.A.	2.00	3 Month CDOR	Pay	Quarterly	06/04/2021	(796,500)	USD	135,000,000	(910,135)	(113,635)
4 Year Interest Rate Swap	Put	Goldman Sachs International	1.06	3 Month CDOR	Pay	Quarterly	05/19/2021	(519,750)	USD	67,500,000	(246,462)	273,288
4 Year Interest Rate Swap	Put	Goldman Sachs International	1.05	3 Month CDOR	Pay	Quarterly	04/21/2021	(203,513)	USD	60,750,000	(41,356)	162,157
4 Year Interest Rate Swap	Put	Goldman Sachs International	1.08	3 Month CDOR	Pay	Quarterly	04/21/2021	(253,125)	USD	40,500,000	(120,459)	132,666
4 Year Interest Rate Swap	Put	J.P. Morgan Chase Bank, N.A.	1.06	3 Month CDOR	Pay	Quarterly	04/21/2021	(135,000)	USD	27,000,000	(26,910)	108,090
30 Year Interest Rate Swap	Put	Morgan Stanley and Co. International PLC	2.40	3 Month USD LIBOR	Pay	Quarterly	06/30/2021	(1,426,950)	USD	78,975,000	(1,632,634)	(205,684)
Subtotal—Interest Rate Put Swaptions Written								(3,334,838)			(2,977,956)	356,882
Total Open Over-The-Counter Interest Rate Swaptions Written								$(5,558,554)			$(4,972,993)	$585,561

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $5,075,000.

Open Futures Contracts(a)
Long Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 2 Year Notes	162	June-2021	$35,757,703	$(35,750)	$(35,750)
U.S. Treasury 10 Year Notes	590	June-2021	77,253,125	(628,126)	(628,126)
U.S. Treasury Long Bonds	17	June-2021	2,628,094	(102,037)	(102,037)
Subtotal—Long Futures Contracts				(765,913)	(765,913)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Futures Contracts(a)—(continued)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Canadian Government Bond	834	June-2021	$(115,734,180)	$2,293,862	$2,293,862
Euro Bund	348	June-2021	(59,605,440)	220,264	220,264
Euro Buxl	35	June-2021	(7,211,400)	85,307	85,307
Long Bobl	6	June-2021	(810,480)	(643)	(643)
Long Gilt	11	June-2021	(1,403,490)	7,701	7,701
U.S. Treasury 5 Year Notes	182	June-2021	(22,458,516)	270,417	270,417
U.S. Treasury 10 Year Ultra Bonds	191	June-2021	(27,444,313)	898,312	898,312
U.S. Treasury Ultra Bonds	171	June-2021	(30,988,406)	459,183	459,183
Subtotal—Short Futures Contracts				4,234,403	4,234,403
Total Futures Contracts				$3,468,490	$3,468,490

(a)	Futures contracts collateralized by $15,834,351 cash held with Merrill Lynch, the futures commission merchant.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
04/05/2021	Bank of America, N.A.	USD	12,042,782	BRL	68,569,843	$139,507
05/28/2021	Bank of America, N.A.	USD	7,230,136	ZAR	119,525,000	811,544
06/16/2021	Bank of America, N.A.	EUR	22,810,536	USD	27,389,523	599,558
06/16/2021	Bank of America, N.A.	GBP	12,746,000	USD	17,824,133	248,728
06/16/2021	Bank of America, N.A.	JPY	318,830,276	USD	2,942,569	61,050
06/16/2021	Bank of America, N.A.	USD	9,572,000	KRW	10,817,317,200	20,632
06/16/2021	Bank of America, N.A.	USD	1,375,000	MXN	28,703,125	18,440
06/16/2021	Bank of America, N.A.	USD	4,794,896	RUB	367,500,000	23,533
03/24/2022	Bank of America, N.A.	USD	160,000	RUB	12,827,600	1,716
04/05/2021	Barclays Bank PLC	USD	4,166,300	BRL	23,774,605	57,556
05/04/2021	Barclays Bank PLC	USD	85,565	BRL	488,941	1,151
06/16/2021	Citibank, N.A.	EUR	53,115,000	USD	63,747,295	1,366,077
06/16/2021	Citibank, N.A.	GBP	3,623,000	USD	5,064,809	69,070
06/16/2021	Citibank, N.A.	RUB	2,135,620,000	USD	28,655,848	654,937
06/16/2021	Citibank, N.A.	USD	5,232,989	MXN	109,515,467	83,616
04/05/2021	Goldman Sachs International	BRL	64,760,661	USD	11,814,729	309,188
04/05/2021	Goldman Sachs International	USD	11,366,904	BRL	64,760,661	138,637
05/10/2021	Goldman Sachs International	USD	10,500,000	MXN	229,941,600	708,387
06/16/2021	Goldman Sachs International	EUR	283,985	USD	340,972	7,444
06/16/2021	Goldman Sachs International	USD	6,497,770	KRW	7,372,500,000	40,051
06/16/2021	Goldman Sachs International	USD	1,680,000	RUB	128,939,160	10,569
09/03/2021	Goldman Sachs International	BRL	12,744,514	USD	2,395,000	160,177
11/12/2021	Goldman Sachs International	TRY	31,150,000	USD	3,500,000	244,233
04/05/2021	J.P. Morgan Chase Bank, N.A.	USD	8,580,000	BRL	49,978,500	299,305
04/08/2021	J.P. Morgan Chase Bank, N.A.	TRY	12,875,265	USD	1,690,000	138,859
04/19/2021	J.P. Morgan Chase Bank, N.A.	EUR	16,413,233	USD	20,000,000	747,015
04/26/2021	J.P. Morgan Chase Bank, N.A.	TRY	17,068,199	USD	2,063,412	33,429
04/26/2021	J.P. Morgan Chase Bank, N.A.	USD	2,025,000	TRY	17,068,199	4,983
05/07/2021	J.P. Morgan Chase Bank, N.A.	IDR	39,503,750,000	USD	2,750,000	50,528
06/16/2021	J.P. Morgan Chase Bank, N.A.	AUD	34,914,000	USD	27,173,915	646,787
06/16/2021	J.P. Morgan Chase Bank, N.A.	CAD	25,010,580	USD	20,000,000	96,248
06/16/2021	J.P. Morgan Chase Bank, N.A.	COP	53,362,000,000	USD	15,112,433	566,575
06/16/2021	J.P. Morgan Chase Bank, N.A.	EUR	130,939,359	USD	157,174,192	3,391,704
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
06/16/2021	J.P. Morgan Chase Bank, N.A.	GBP	14,175,022	USD	19,817,730	$271,853
06/16/2021	J.P. Morgan Chase Bank, N.A.	IDR	515,977,000,000	USD	35,673,188	601,342
06/16/2021	J.P. Morgan Chase Bank, N.A.	INR	1,386,640,000	USD	18,779,236	42,909
06/16/2021	J.P. Morgan Chase Bank, N.A.	JPY	17,461,292	USD	161,143	3,332
06/16/2021	J.P. Morgan Chase Bank, N.A.	NOK	6,470,000	USD	764,171	7,753
06/16/2021	J.P. Morgan Chase Bank, N.A.	SEK	83,266,500	USD	9,792,518	252,098
06/16/2021	J.P. Morgan Chase Bank, N.A.	THB	35,000,000	USD	1,136,456	16,766
06/16/2021	J.P. Morgan Chase Bank, N.A.	TRY	12,875,265	USD	1,499,740	18,803
06/16/2021	J.P. Morgan Chase Bank, N.A.	USD	9,503,158	MXN	198,856,250	150,639
06/17/2021	J.P. Morgan Chase Bank, N.A.	USD	4,889,517	ZAR	74,040,000	79,090
08/30/2021	J.P. Morgan Chase Bank, N.A.	USD	18,061,785	EUR	15,525,000	201,851
08/30/2021	J.P. Morgan Chase Bank, N.A.	USD	18,000,000	NOK	171,829,250	2,087,545
01/10/2022	J.P. Morgan Chase Bank, N.A.	MXN	140,358,825	USD	6,750,000	101,315
04/05/2021	Morgan Stanley and Co. International PLC	USD	14,328,307	BRL	81,568,660	163,385
05/10/2021	Morgan Stanley and Co. International PLC	MXN	201,372,442	USD	10,000,000	184,202
05/11/2021	Morgan Stanley and Co. International PLC	USD	6,450,000	MXN	133,708,500	66,835
06/16/2021	Morgan Stanley and Co. International PLC	CLP	6,545,400,000	USD	9,102,211	12,912
06/16/2021	Morgan Stanley and Co. International PLC	GBP	1,913,000	USD	2,675,545	37,718
06/16/2021	Morgan Stanley and Co. International PLC	SEK	80,831,652	USD	9,500,000	238,558
06/16/2021	Morgan Stanley and Co. International PLC	USD	5,000,000	CLP	3,648,750,000	66,853
06/16/2021	Morgan Stanley and Co. International PLC	USD	900,000	MXN	18,848,700	15,041
06/16/2021	Morgan Stanley and Co. International PLC	USD	11,025,699	RUB	849,911,564	117,809
08/26/2021	Morgan Stanley and Co. International PLC	EUR	8,290,000	USD	9,914,840	163,328
06/16/2021	Royal Bank of Canada	EUR	61,946,505	USD	74,289,985	1,536,556
06/16/2021	Royal Bank of Canada	GBP	700,000	USD	972,871	7,644
06/16/2021	Royal Bank of Scotland PLC	EUR	805,000	USD	966,547	21,111
11/10/2021	Standard Chartered Bank PLC	USD	11,341,294	CNY	76,892,840	173,278
Subtotal—Appreciation						18,391,760
Currency Risk
04/05/2021	Bank of America, N.A.	BRL	68,569,843	USD	11,993,036	(189,254)
04/19/2021	Bank of America, N.A.	USD	14,677,590	EUR	12,300,000	(249,493)
05/28/2021	Bank of America, N.A.	ZAR	119,525,000	USD	7,000,000	(1,041,680)
06/16/2021	Bank of America, N.A.	MXN	70,607,726	USD	3,372,631	(55,135)
06/16/2021	Bank of America, N.A.	USD	2,057,761	AUD	2,643,000	(49,649)
06/16/2021	Bank of America, N.A.	USD	1,904,748	CAD	2,390,097	(2,677)
06/16/2021	Bank of America, N.A.	USD	2,272,727	COP	8,227,271,740	(30,069)
06/16/2021	Bank of America, N.A.	USD	7,801,194	EUR	6,517,000	(147,266)
06/16/2021	Bank of America, N.A.	USD	1,627,811	GBP	1,168,000	(17,260)
06/16/2021	Bank of America, N.A.	USD	15,470,879	NOK	130,899,112	(167,271)
06/16/2021	Bank of America, N.A.	USD	9,631,681	SEK	81,888,551	(249,142)
06/17/2021	Bank of America, N.A.	ZAR	152,198,546	USD	10,000,000	(213,598)
08/30/2021	Bank of America, N.A.	EUR	15,580,700	USD	18,300,000	(29,162)
04/05/2021	Barclays Bank PLC	BRL	23,774,605	USD	4,172,820	(51,036)
05/04/2021	Barclays Bank PLC	BRL	23,285,664	USD	4,075,017	(54,840)
06/16/2021	Citibank, N.A.	MXN	600,000	USD	28,670	(458)
06/16/2021	Citibank, N.A.	USD	13,088,971	EUR	10,965,000	(211,063)
04/05/2021	Goldman Sachs International	BRL	488,941	USD	85,820	(1,047)
04/05/2021	Goldman Sachs International	USD	89,201	BRL	488,941	(2,334)
04/15/2021	Goldman Sachs International	INR	726,862,500	USD	9,750,000	(161,360)
04/28/2021	Goldman Sachs International	BRL	9,144,450	USD	1,575,000	(47,391)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
04/30/2021	Goldman Sachs International	RUB	620,546,850	USD	7,700,000	$(484,002)
06/15/2021	Goldman Sachs International	INR	677,925,000	USD	8,625,000	(536,426)
06/16/2021	Goldman Sachs International	MXN	459,861,000	USD	21,976,520	(348,175)
06/16/2021	Goldman Sachs International	TRY	30,006,375	USD	3,450,000	(1,389)
06/16/2021	Goldman Sachs International	USD	1,975,102	EUR	1,645,000	(43,122)
06/16/2021	Goldman Sachs International	USD	711,117	TRY	5,622,803	(64,372)
08/19/2021	Goldman Sachs International	USD	4,500,000	BRL	22,756,050	(503,157)
08/24/2021	Goldman Sachs International	RUB	155,600,000	USD	2,000,000	(21,476)
11/12/2021	Goldman Sachs International	USD	3,728,721	TRY	31,150,000	(472,953)
04/05/2021	J.P. Morgan Chase Bank, N.A.	BRL	49,978,500	USD	8,772,313	(106,992)
04/08/2021	J.P. Morgan Chase Bank, N.A.	USD	1,575,920	TRY	12,875,265	(24,778)
04/28/2021	J.P. Morgan Chase Bank, N.A.	BRL	3,587,500	USD	625,000	(11,488)
05/04/2021	J.P. Morgan Chase Bank, N.A.	BRL	25,920,000	USD	4,468,503	(128,569)
05/19/2021	J.P. Morgan Chase Bank, N.A.	IDR	140,043,750,000	USD	8,750,000	(804,636)
06/03/2021	J.P. Morgan Chase Bank, N.A.	RUB	646,721,600	USD	7,840,000	(654,369)
06/16/2021	J.P. Morgan Chase Bank, N.A.	MXN	286,607,125	USD	13,696,692	(217,113)
06/16/2021	J.P. Morgan Chase Bank, N.A.	TRY	84,437,775	USD	9,450,000	(262,190)
06/16/2021	J.P. Morgan Chase Bank, N.A.	USD	26,210,470	AUD	33,892,891	(459,166)
06/16/2021	J.P. Morgan Chase Bank, N.A.	USD	9,515,988	CAD	11,940,842	(13,307)
06/16/2021	J.P. Morgan Chase Bank, N.A.	USD	8,135,709	CNY	53,266,115	(67,612)
06/16/2021	J.P. Morgan Chase Bank, N.A.	USD	3,610,025	COP	12,747,000,000	(135,342)
06/16/2021	J.P. Morgan Chase Bank, N.A.	USD	86,709,533	EUR	72,367,892	(1,716,645)
06/16/2021	J.P. Morgan Chase Bank, N.A.	USD	18,589,888	GBP	13,297,512	(254,006)
06/16/2021	J.P. Morgan Chase Bank, N.A.	USD	24,421,817	IDR	353,237,162,500	(411,678)
06/16/2021	J.P. Morgan Chase Bank, N.A.	USD	30,746,895	INR	2,270,320,000	(70,255)
06/16/2021	J.P. Morgan Chase Bank, N.A.	USD	15,473,749	TRY	122,528,881	(1,380,250)
06/17/2021	J.P. Morgan Chase Bank, N.A.	ZAR	454,495,000	USD	30,014,331	(485,496)
08/30/2021	J.P. Morgan Chase Bank, N.A.	NOK	162,250,000	USD	18,063,302	(904,389)
01/10/2022	J.P. Morgan Chase Bank, N.A.	USD	4,500,000	MXN	93,574,800	(67,436)
04/05/2021	Morgan Stanley and Co. International PLC	BRL	109,468,660	USD	19,185,504	(262,973)
04/05/2021	Morgan Stanley and Co. International PLC	USD	5,000,000	BRL	27,900,000	(43,216)
06/16/2021	Morgan Stanley and Co. International PLC	MXN	405,659,027	USD	19,323,856	(369,516)
06/16/2021	Morgan Stanley and Co. International PLC	RUB	384,789,000	USD	5,000,000	(45,112)
06/16/2021	Morgan Stanley and Co. International PLC	USD	19,668,486	CAD	24,673,133	(33,279)
06/16/2021	Morgan Stanley and Co. International PLC	USD	2,727,273	COP	9,857,728,258	(40,171)
06/16/2021	Morgan Stanley and Co. International PLC	USD	2,222,433	EUR	1,850,820	(48,727)
06/16/2021	Morgan Stanley and Co. International PLC	USD	1,866,996	JPY	202,232,857	(39,259)
06/16/2021	Morgan Stanley and Co. International PLC	USD	9,500,000	NOK	80,487,800	(90,052)
06/16/2021	Morgan Stanley and Co. International PLC	USD	2,101,503	RUB	157,377,372	(38,070)
06/16/2021	Morgan Stanley and Co. International PLC	USD	9,645,570	SEK	81,951,447	(255,825)
08/26/2021	Morgan Stanley and Co. International PLC	USD	9,910,000	BRL	53,543,829	(512,710)
06/16/2021	Royal Bank of Canada	USD	11,290,199	EUR	9,483,244	(152,549)
06/16/2021	Royal Bank of Canada	USD	5,069,417	GBP	3,625,000	(70,920)
06/16/2021	Royal Bank of Canada	USD	1,190,561	JPY	128,968,342	(24,973)
04/15/2021	Standard Chartered Bank PLC	INR	953,461,600	USD	12,740,000	(261,222)
06/16/2021	Standard Chartered Bank PLC	USD	14,285,175	IDR	208,435,000,000	(117,489)
11/10/2021	Standard Chartered Bank PLC	CNY	66,018,240	USD	9,720,000	(166,119)
Subtotal—Depreciation						(16,194,156)
Total Forward Foreign Currency Contracts						$2,197,604

See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Indonesia Government International Bond	Buy	(1.00)%	Quarterly	06/20/2026	0.891%	USD	4,475,000	$(29,744)	$(24,237)	$5,507
South Africa Government International Bond	Buy	(1.00)	Quarterly	06/20/2023	1.214	USD	5,900,000	26,146	30,190	4,044
Markit iTraxx Europe Index, Series 35, Version 1	Sell	1.00	Quarterly	12/20/2025	0.533	EUR	6,500,000	147,225	168,573	21,348
Assicurazioni Generali S.p.A.	Sell	1.00	Quarterly	06/20/2026	0.534	EUR	4,860,000	132,647	139,839	7,192
Subtotal - Appreciation								276,274	314,365	38,091
Credit Risk
Host Hotels & Resorts, L.P.	Buy	(1.00)	Quarterly	12/20/2023	0.693	USD	3,280,000	9,585	(27,621)	(37,206)
Intesa Sanpaolo S.p.A.	Buy	(1.00)	Quarterly	06/20/2026	0.654	EUR	4,050,000	(75,865)	(86,691)	(10,826)
Markit iTraxx Europe Index, Series 35, Version 1	Buy	(1.00)	Quarterly	06/20/2026	1.090	EUR	8,125,000	66,144	45,335	(20,809)
Markit iTraxx Europe Index, Series 34, Version 1	Buy	(1.00)	Quarterly	06/20/2026	0.523	EUR	7,800,000	(220,077)	(228,620)	(8,543)
South Africa Government International Bond	Buy	(1.00)	Quarterly	06/20/2026	2.328	USD	1,560,000	(97,753)	(102,244)	(4,491)
Subtotal - Depreciation								(317,966)	(399,841)	(81,875)
Total Centrally Cleared Credit Default Swap Agreements								$(41,692)	$(85,476)	$(43,784)

(a)	Centrally cleared swap agreements collateralized by $29,387,038 cash held with Counterparties.
(b)	Implied credit spreads represent the current level, as of March 31, 2021, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Centrally Cleared Interest Rate Swap Agreements(a)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Pay	28 Day MXN TIIE	At Maturity	5.02%	At Maturity	04/03/2023	MXN	283,500,000	$—	$—	$—
Pay	28 Day MXN TIIE	At Maturity	5.58	At Maturity	04/03/2023	MXN	580,000,000	—	—	—
Pay	6 Month ADBB	Semi-Annually	1.71	Semi-Annually	03/22/2026	AUD	22,410,000	—	4,420	4,420
Receive	6 Month CLICP	Semi-Annually	(0.75)	Semi-Annually	03/26/2022	CLP	19,170,000,000	—	11,944	11,944
Receive	6 Month CLICP	Semi-Annually	(0.63)	Semi-Annually	03/16/2022	CLP	9,520,000,000	—	17,598	17,598
Pay	28 Day MXN TIIE	At Maturity	6.89	At Maturity	03/13/2031	MXN	72,900,000	—	18,757	18,757
Pay	28 Day MXN TIIE	At Maturity	5.74	At Maturity	03/24/2023	MXN	297,000,000	—	23,822	23,822
Pay	6 Month CDOR	Semi-Annually	1.49	Semi-Annually	02/27/2024	CAD	149,985,000	—	37,005	37,005
Receive	3 Month JIBAR	Quarterly	(7.15)	Quarterly	02/24/2031	ZAR	17,550,000	115	42,230	42,115
Receive	3 Month US	Quarterly	(2.18)	Quarterly	07/02/2051	USD	6,345,000	—	57,498	57,498
Pay	6 Month ADBB	Semi-Annually	2.22	Semi-Annually	03/04/2051	AUD	3,726,000	—	76,054	76,054
Pay	1 Month BZDIOVRA	At Maturity	8.27	At Maturity	01/02/2025	BRL	44,034,738	—	76,288	76,288
Pay	6 Month ADBB	Semi-Annually	1.52	Semi-Annually	03/08/2026	AUD	22,230,000	—	82,391	82,391
Receive	28 Day MXN TIIE	At Maturity	(7.07)	At Maturity	12/12/2029	MXN	107,250,000	—	95,312	95,312
Receive	6 Month CLICP	Semi-Annually	(2.35)	Semi-Annually	03/11/2026	CLP	7,500,000,000	—	97,487	97,487
Pay	3 Month JIBAR	Quarterly	6.75	Quarterly	02/15/2031	ZAR	25,375,000	—	109,258	109,258
Pay	6 Month ADBB	Semi-Annually	1.40	Semi-Annually	03/06/2026	AUD	106,620,000	—	118,287	118,287
Receive	3 Month US	Quarterly	(2.27)	Quarterly	07/05/2052	USD	18,500,000	—	150,331	150,331
Pay	3 Month COOVIBR	Quarterly	5.56	Quarterly	08/26/2026	COP	12,803,000,000	—	175,893	175,893
Receive	3 Month JIBAR	Quarterly	(6.70)	Quarterly	01/29/2031	ZAR	51,000,000	—	228,338	228,338
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Receive	3 Month JIBAR	Quarterly	(6.70)%	Quarterly	01/27/2031	ZAR	52,000,000	$—	$232,459	$232,459
Receive	3 Month JIBAR	Quarterly	(6.63)	Quarterly	02/11/2031	ZAR	48,500,000	—	236,037	236,037
Receive	28 Day MXN TIIE	At Maturity	(5.62)	At Maturity	01/29/2031	MXN	62,500,000	—	272,361	272,361
Receive	28 Day MXN TIIE	At Maturity	(5.63)	At Maturity	05/29/2031	MXN	62,500,000	—	284,644	284,644
Receive	28 Day MXN TIIE	At Maturity	(5.50)	At Maturity	11/29/2030	MXN	64,600,000	—	301,723	301,723
Pay	1 Month BZDIOVRA	Maturity	8.68	Maturity	01/04/2027	BRL	24,429,011	—	487,209	487,209
Receive	28 Day MXN TIIE	At Maturity	(5.53)	At Maturity	05/29/2031	MXN	108,750,000	—	539,400	539,400
Pay	1 Month BZDIOVRA	Maturity	8.42	Maturity	01/02/2025	BRL	26,699,194	—	540,349	540,349
Subtotal — Appreciation								115	4,317,095	4,316,980
Interest Rate Risk
Pay	6 Month CDOR	Semi-Annually	1.06	Semi-Annually	03/26/2030	CAD	107,225,000	976	(6,691,554)	(6,692,530)
Pay	6 Month CDOR	Semi-Annually	1.14	Semi-Annually	02/24/2024	CAD	403,650,000	—	(989,583)	(989,583)
Pay	28 Day MXN TIIE	At Maturity	4.81	At Maturity	07/23/2025	MXN	453,900,000	—	(946,235)	(946,235)
Pay	3 Month US	Quarterly	0.90	Quarterly	03/09/2026	USD	133,650,000	—	(850,280)	(850,280)
Pay	1 Month BZDIOVRA	At Maturity	6.61	At Maturity	01/02/2023	BRL	358,875,496	—	(650,370)	(650,370)
Pay	6 Month CDOR	Semi-Annually	0.98	Semi-Annually	02/16/2024	CAD	172,125,000	—	(610,316)	(610,316)
Pay	6 Month CDOR	Semi-Annually	1.04	Semi-Annually	02/18/2024	CAD	172,125,000	—	(542,531)	(542,531)
Pay	6 Month CDOR	Semi-Annually	0.88	Semi-Annually	02/16/2026	CAD	26,000,000	(242)	(540,684)	(540,442)
Pay	6 Month CDOR	Semi-Annually	1.06	Semi-Annually	02/19/2024	CAD	172,125,000	—	(516,956)	(516,956)
Pay	1 Month BZDIOVRA	At Maturity	5.10	At Maturity	01/02/2024	BRL	41,182,210	—	(323,816)	(323,816)
Pay	6 Month CDOR	Semi-Annually	1.09	Semi-Annually	02/22/2024	CAD	107,100,000	—	(298,666)	(298,666)
Pay	1 Month BZDIOVRA	At Maturity	7.26	At Maturity	01/02/2029	BRL	17,661,546	—	(286,091)	(286,091)
Pay	28 Day MXN TIIE	At Maturity	4.67	At Maturity	07/02/2024	MXN	200,100,000	—	(275,839)	(275,839)
Pay	6 Month CDOR	Semi-Annually	0.09	Semi-Annually	02/22/2026	CAD	12,180,000	(120)	(245,981)	(245,861)
Pay	3 Month JIBAR	Quarterly	7.48	Quarterly	02/15/2036	ZAR	40,275,000	—	(219,776)	(219,776)
Pay	3 Month CNRR007	Quarterly	1.99	Quarterly	06/15/2022	CNY	175,000,000	—	(164,346)	(164,346)
Pay	6 Month CDOR	Semi-Annually	0.87	Semi-Annually	02/08/2026	CAD	7,410,000	(66)	(156,095)	(156,029)
Pay	1 Month BZDIOVRA	At Maturity	5.75	At Maturity	01/02/2025	BRL	16,852,097	—	(140,476)	(140,476)
Pay	6 Month ADBB	Semi-Annually	1.23	Semi-Annually	02/27/2026	AUD	56,700,000	—	(133,363)	(133,363)
Pay	3 Month COOVIBR	Quarterly	2.53	Quarterly	12/23/2023	COP	19,870,000,000	—	(129,331)	(129,331)
Pay	3 Month CNRR007	Quarterly	2.23	Quarterly	07/07/2022	CNY	227,270,000	—	(123,251)	(123,251)
Pay	28 Day MXN TIIE	At Maturity	4.80	At Maturity	07/23/2025	MXN	57,800,000	—	(121,378)	(121,378)
Pay	1 Month BZDIOVRA	At Maturity	6.03	At Maturity	01/02/2025	BRL	23,294,056	—	(119,984)	(119,984)
Pay	1 Month BZDIOVRA	At Maturity	7.12	At Maturity	01/02/2025	BRL	21,457,272	—	(103,550)	(103,550)
Pay	1 Month BZDIOVRA	At Maturity	7.28	At Maturity	01/02/2025	BRL	21,415,902	—	(79,204)	(79,204)
Pay	28 Day MXN TIIE	At Maturity	6.54	At Maturity	03/07/2031	MXN	69,350,000	—	(71,450)	(71,450)
Pay	3 Month KWKDC	Quarterly	1.19	Quarterly	03/14/2023	KRW	126,900,000,000	—	(70,248)	(70,248)
Pay	28 Day MXN TIIE	At Maturity	6.91	At Maturity	12/16/2026	MXN	247,125,000	—	(61,614)	(61,614)
Pay	6 Month CDOR	Semi-Annually	1.41	Semi-Annually	02/27/2024	CAD	149,985,000	—	(57,027)	(57,027)
Pay	3 Month CNRR007	Quarterly	2.40	Quarterly	07/13/2022	CNY	225,000,000	—	(51,864)	(51,864)
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Centrally Cleared Interest Rate Swap Agreements(a)—(continued)
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Pay	6 Month ADBB	Semi-Annually	1.36%	Semi-Annually	03/31/2026	AUD	60,210,000	$—	$(49,867)	$(49,867)
Pay	6 Month CLICP	Semi-Annually	3.29	Semi-Annually	03/26/2031	CLP	2,150,000,000	—	(37,234)	(37,234)
Pay	3 Month CNRR007	Quarterly	2.13	Quarterly	06/29/2022	CNY	45,000,000	—	(32,483)	(32,483)
Pay	6 Month CLICP	Semi-Annually	3.28	Semi-Annually	03/16/2031	CLP	1,053,000,000	—	(19,191)	(19,191)
Receive	FBIL Overnight MIBOR	Semi-Annually	(5.26)	Semi-Annually	03/18/2026	INR	415,000,000	—	(18,795)	(18,795)
Receive	FBIL Overnight MIBOR	Semi-Annually	(5.26)	Semi-Annually	03/17/2026	INR	250,000,000	—	(12,702)	(12,702)
Subtotal — Depreciation								548	(15,742,131)	(15,742,679)
Total Centrally Cleared Interest Rate Swap Agreements								$663	$(11,425,036)	$(11,425,699)

(a)	Centrally cleared swap agreements collateralized by $29,387,038 cash held with Counterparties.

Open Over-The-Counter Credit Default Swap Agreements(a)
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Credit Risk
Citibank, N.A.	Assicurazioni Generali S.p.A.	Sell	1.00%	Quarterly	12/20/2024	0.395%	EUR	2,500,000	$37,041	$66,992	$29,951
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 28, Version 9	Sell	5.00	Quarterly	12/20/2022	0.287	EUR	15,000,000	1,257,219	1,443,803	186,584
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Crossover Index, Series 28, Version 9	Sell	5.00	Quarterly	12/20/2022	4.146	EUR	2,500,000	40,809	46,284	5,475
J.P. Morgan Chase Bank, N.A.	Markit iTraxx Europe Index, Series 32, Version 1	Sell	5.00	Quarterly	12/20/2021	4.374	EUR	2,500,000	(181,511)	13,236	194,747
J.P. Morgan Chase Bank, N.A.	Deutsche Bank AG	Sell	1.00	Quarterly	12/20/2025	0.508	EUR	5,200,000	109,793	143,205	33,412
Subtotal—Appreciation									1,263,351	1,713,520	450,169
Credit Risk
Citibank, N.A.	Assicurazioni Generali S.p.A.	Buy	(1.00)	Quarterly	12/20/2024	0.751	EUR	1,250,000	12,031	(13,755)	(25,786)
J.P. Morgan Chase Bank, N.A.	Royal Bank of Scotland PLC Froup PLC (The)	Buy	(1.00)	Quarterly	12/20/2021	0.229	EUR	2,500,000	11,207	(16,611)	(27,818)
J.P. Morgan Chase Bank, N.A.	Deutsche Bank AG	Buy	(1.00)	Quarterly	12/20/2025	1.660	EUR	1,300,000	98,073	47,101	(50,972)
Subtotal—Depreciation									121,311	16,735	(104,576)
Total Open Over-The-Counter Credit Default Swap Agreements									$1,384,662	$1,730,255	$345,593

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $5,075,000.
(b)	Implied credit spreads represent the current level, as of March 31, 2021, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Interest Rate Swap Agreements(a)
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Received Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Bank of America, N.A.	Pay	FBIL Overnight MIBOR	Semi-Annually	1.00%	Semi-Annually	01/31/2022	INR	210,000,000	$—	$73,712	$73,712
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Open Over-The-Counter Interest Rate Swap Agreements(a)—(continued)
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Received Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Goldman Sachs International	Pay	3 Month MOSKP	Annually	6.77%	Annually	01/14/2030	RUB	198,000,000	$—	$(95,011)	$(95,011)
Goldman Sachs International	Pay	3 Month RUBMOS	Annually	6.98	Annually	03/25/2026	RUB	700,000,000	—	(18,563)	(18,563)
Subtotal—Depreciation									—	(113,574)	(113,574)
Total Over-The-Counter Interest Rate Swap Agreements									$—	$(39,862)	$(39,862)

(a)	Over-The-Counter options purchased, options written and swap agreements are collateralized by cash held with Counterparties in the amount of $5,075,000.

Abbreviations:
AUD	—Australian Dollar
BRL	—Brazilian Real
CAD	—Canadian Dollar
CDOR	—Canadian Dealer Offered Rate
CHF	—City Hospital Foundation
CHF	—Swiss Franc
CLP	—Chile Peso
CNH	—Chinese Renminbi
CNY	—Chinese Yuan Renminbi
COP	—Certificates of Participation
COP	—Colombia Peso
EUR	—Euro
FBIL	—Financial Benchmarks India Private Ltd.
GBP	—British Pound Sterling
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JIBAR	—Johannesburg Interbank Average Rate
JPY	—Japanese Yen
KRW	—South Korean Won
LIBOR	—London Interbank Offered Rate
MIBOR	—Mumbai Interbank Offered Rate
MOSKP	—Moscow Prime Offered Rate
MXN	—Mexican Peso
NOK	—Norwegian Krone
PLN	—Polish Zloty
RUB	—Russian Ruble
SEK	—Swedish Krona
SGD	—Singapore Dollar
THB	—Thai Baht
TIIE	—Interbank Equilibrium Interest Rate
TRY	—Turkish Lira
USD	—U.S. Dollar
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco V.I. Global Strategic Income Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
March 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.
During the period ended March 31, 2021, there were transfers from Level 2 to Level 3 of $8,767, due to lack of availability of market data.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$303,750,269	$—	$303,750,269
Non-U.S. Dollar Denominated Bonds & Notes	—	290,823,730	42,400	290,866,130
Asset-Backed Securities	—	79,174,577	—	79,174,577
U.S. Government Sponsored Agency Mortgage-Backed Securities	—	37,769,623	—	37,769,623
Exchange-Traded Funds	26,713,256	—	—	26,713,256
Variable Rate Senior Loan Interests	—	5,920,171	12,023,185	17,943,356
Agency Credit Risk Transfer Notes	—	11,544,857	—	11,544,857
Preferred Stocks	—	10,486,326	—	10,486,326
Common Stocks & Other Equity Interests	31,393	82,877	27,221	141,491
Investment Companies	9	—	—	9
Money Market Funds	134,463,246	—	—	134,463,246
Options Purchased	—	14,994,151	—	14,994,151
Total Investments in Securities	161,207,904	754,546,581	12,092,806	927,847,291
Other Investments - Assets*
Investments Matured	—	—	50,238	50,238
Futures Contracts	4,235,046	—	—	4,235,046
Forward Foreign Currency Contracts	—	18,391,760	—	18,391,760
Swap Agreements	—	4,878,952	—	4,878,952
	4,235,046	23,270,712	50,238	27,555,996
Other Investments - Liabilities*
Futures Contracts	(766,556)	—	—	(766,556)
Forward Foreign Currency Contracts	—	(16,194,156)	—	(16,194,156)
Options Written	—	(12,298,719)	—	(12,298,719)
Swap Agreements	—	(16,042,704)	—	(16,042,704)
	(766,556)	(44,535,579)	—	(45,302,135)
Total Other Investments	3,468,490	(21,264,867)	50,238	(17,746,139)
Total Investments	$164,676,394	$733,281,714	$12,143,044	$910,101,152

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Investments matured and options written are shown at value.
Invesco V.I. Global Strategic Income Fund

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) during the period ended March 31, 2021:
	Value 12/31/2020	Purchases at Cost	Proceeds from Sales	Accrued Discounts/ Premiums	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Value 03/31/2021
Variable Rate Senior Loan Interests	$11,193,807	$699,481	$(27,417)	$28,489	$(68)	$128,893	$–	$–	$12,023,185
Non-U.S. Dollar Denominated Bonds & Notes	42,878	–	–	(12)	–	(466)	–	–	42,400
Common Stocks & Other Equity Interests	19,988	–	(1,713)	–	–	179	8,767	–	27,221
Investments Matured	–	50,238	–	404	–	(404)	–	–	50,238
Total	$11,256,673	$749,719	$(29,130)	$28,881	$(68)	$128,202	$8,767	$–	$12,143,044
Securities determined to be Level 3 at the end of the reporting period were valued primarily by utilizing quotes from a third-party vendor pricing service. A significant change in third-party pricing information could result in a significantly lower or higher value in Level 3 investments.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
NOTE 3—Subsequent Event
Effective April 30, 2021, the name of the Fund and all references thereto changed from Invesco Oppenheimer V.I. Global Strategic Income Fund to Invesco V.I. Global Strategic Income Fund.
Invesco V.I. Global Strategic Income Fund